UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5270

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	7/31/06

The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus
Premier Core Equity Fund, a series of the Registrant with a different fiscal year end and, therefore, different
N-Q reporting requirements.	A separate Form N-Q will be filed for Dreyfus Premier Core Equity Fund, as appropriate.

Dreyfus Bond Market Index Fund
Dreyfus Premier Midcap Stock Fund
Dreyfus Disciplined Stock Fund
Dreyfus Premier Large Company Stock Fund
Dreyfus Institutional Government Money Market Fund
Dreyfus Institutional Prime Money Market Fund
Dreyfus Institutional U.S Treasury Money Market Fund
Dreyfus Money Market Reserves
Dreyfus Municipal Reserves
Dreyfus Premier Tax Managed Growth Fund
Dreyfus BASIC S&P 500 Stock Index Fund
Dreyfus U.S. Treasury Reserves
Dreyfus Premier Balanced Fund
Dreyfus Premier Limited Term Income Fund
Dreyfus Premier Small Cap Value Fund
Dreyfus Premier Strategic Income Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
July 31, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.2%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.5%
Boeing,
Debs.	7.25	6/15/25	150,000	171,637
Boeing,
Debs.	8.10	11/15/06	25,000	25,169
Northrop Grumman,
Debs.	7.75	3/1/16	540,000	616,219
Raytheon,
Sr. Notes	6.75	8/15/07	550,000	555,408
United Technologies,
Sr. Notes	4.88	5/1/15	500,000	472,600
United Technologies,
Debs.	8.75	3/1/21	50,000	64,212
				1,905,245
Agricultural--.1%
Archer-Daniels-Midland,
Debs.	7.13	3/1/13	300,000	323,727
Airlines--.0%
Continental Airlines,
Pass-Through Certificates,
Ser. 974A	6.90	7/2/19	150,071	152,092
Asset-Backed Ctfs./Automobile Receivables--.5%
BMW Vehicle Owner Trust,
Ser. 2005-A, Cl. A4	4.28	2/25/10	1,800,000	1,770,903
Honda Auto Receivables Owner
Trust, Ser. 2006-1, Cl. A3	5.07	2/18/10	350,000	348,610
				2,119,513
Asset-Backed Ctfs./Credit Cards--.4%
Bank One Issuance Trust,
Ser. 2004-A1, Cl. A1	3.45	10/17/11	950,000	909,485
Capital One Master Trust,
Ser. 2001-5, Cl. A	5.30	6/15/09	400,000	399,936
Citibank Credit Card Issuance
Trust, Ser. 2005-A4, Cl. A4	4.40	6/20/14	500,000	474,051
				1,783,472
Asset-Backed Ctfs./Home Equity Loans--.0%
Centex Home Equity,
Ser. 2005-C, Cl. AF5	5.05	6/25/35	200,000 a	190,890
Asset-Backed Ctfs./Other--.2%
CPL Transition Funding,
Ser. 2002-1, Cl. A4	5.96	7/15/15	550,000	560,257
Peco Energy Transition Trust,
Ser. 1999-A, Cl. A7	6.13	3/1/09	235,000	237,303
				797,560
Auto Manufacturing--.4%
Chrysler,
Debs.	7.45	3/1/27	50,000	51,902
DaimlerChrysler NA Holding,
Gtd. Notes	4.05	6/4/08	1,225,000	1,189,475
DaimlerChrysler NA Holding,
Gtd. Notes	7.30	1/15/12	400,000 b	421,002

				1,662,379
Banking--4.0%
Abbey National,
Sub. Debs.	7.95	10/26/29	350,000	424,573
Bank of America,
Unscd. Notes	5.13	11/15/14	350,000	337,113
Bank of America,
Sub. Notes	7.80	2/15/10	1,150,000	1,234,049
Bank of America,
Sub. Notes	7.80	9/15/16	160,000	183,123
Bank of New York,
Sr. Notes	5.20	7/1/07	450,000	448,536
Bank One,
Sub. Notes	5.90	11/15/11	500,000 b	506,653
Bayerische Landesbank/New York,
Sub. Notes	5.88	12/1/08	300,000	302,902
BB & T,
Sub. Notes	4.75	10/1/12	325,000	310,984
Credit Suisse USA,
Notes	5.50	8/15/13	1,000,000	989,966
Dresdner Bank-New York,
Sub. Debs.	7.25	9/15/15	145,000	158,891
First Tennessee Bank,
Sub. Notes	5.65	4/1/16	250,000	244,313
FleetBoston Financial,
Sub. Notes	7.38	12/1/09	175,000	185,315
HSBC Holdings,
Sub. Notes	7.50	7/15/09	200,000	210,714
KeyBank NA,
Sub. Debs.	6.95	2/1/28	100,000	107,288
KFW International Finance,
Gtd. Debs	8.00	2/15/10	35,000	37,867
Korea Development Bank,
Notes	5.50	11/13/12	350,000	345,826
Kreditanstalt fuer Wiederaufbau,
Gov't Gtd. Notes	3.25	7/16/07	500,000	488,267
Kreditanstalt fuer Wiederaufbau,
Gov't Gtd. Notes	3.25	3/30/09	1,250,000	1,190,296
Kreditanstalt fuer Wiederaufbau,
Gov't Gtd. Bonds	4.13	10/15/14	350,000 b	325,007
Landwirtschaftliche Rentenbank,
Gov't Gtd. Notes, Ser. 6	3.88	9/4/08	1,175,000	1,145,162
National City Bank/Cleveland, OH,
Bonds	4.50	3/15/10	1,275,000	1,232,191
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	55,000	57,844
PNC Funding,
Gtd. Notes	5.25	11/15/15	225,000	215,913
Royal Bank of Scotland Group,
Sub. Notes	6.38	2/1/11	410,000	423,587
Sanwa Finance Aruba,
Bank Gtd. Notes	8.35	7/15/09	150,000	160,756
SouthTrust,
Sub. Notes	5.80	6/15/14	500,000	497,902
Sovereign Bancorp,
Sr. Notes	4.80	9/1/10	500,000 c	483,245
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000	190,598

Union Planters,
Sr. Unscd. Notes	4.38	12/1/10	400,000	383,053
US Bank NA,
Sub. Notes	6.38	8/1/11	100,000	103,972
Wachovia Bank NA,
Sub. Notes	5.00	8/15/15	250,000	235,826
Washington Mutual Bank,
Sub. Notes	5.13	1/15/15	400,000	374,907
Wells Fargo & Co.,
Notes	5.25	12/1/07	1,600,000	1,593,488
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	420,000	435,756
Wells Fargo Capital I,
Gtd. Cap. Secs.	7.96	12/15/26	30,000	31,361
Westpac Banking,
Sub. Notes	4.63	6/1/18	500,000	450,378
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	250,000	250,781
				16,298,403
Building & Construction--.2%
DR Horton,
Unsub. Notes	6.50	4/15/16	140,000	134,684
Masco,
Bonds	4.80	6/15/15	300,000	269,760
Pulte Homes,
Sr. Notes	5.25	1/15/14	500,000	458,415
				862,859
Chemicals--.3%
Lubrizol,
Sr. Notes	5.50	10/1/14	150,000	143,202
Potash of Saskatchewan,
Unscd. Notes	7.75	5/31/11	200,000	216,780
Praxair,
Unscd. Notes	2.75	6/15/08	900,000	857,615
				1,217,597
Commercial & Professional Services--.2%
Aramark Services,
Notes	5.00	6/1/12	300,000	262,801
RR Donnelley & Sons,
Notes	4.95	5/15/10	750,000	724,630
				987,431
Commercial Mortgage Pass-Through Ctfs.--4.1%
Asset Securitization,
Ser. 1997-D4, Cl. A1D	7.49	4/14/29	252,878	255,312
Banc of America Commercial
Mortgage, Ser. 2005-3, Cl. A4	4.67	7/10/43	1,000,000	930,750
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR9,
Cl. A4A	4.87	9/11/42	900,000	848,763
Bear Stearns Commercial Mortgage
Securities, Ser. 1999-WF2,
Cl. A2	7.08	7/15/31	250,000	259,751
Chase Commercial Mortgage
Securities, Ser. 2000-3, Cl. A2	7.32	10/15/32	450,000	476,204
Chase Commercial Mortgage
Securities, Ser. 2000-2, Cl. A2	7.63	7/15/32	250,000	267,912
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1,

Cl. A4	5.23	7/15/44	500,000 a	486,027
CS First Boston Mortgage
Securities, Ser. 2002-CKP1,
Cl. A3	6.44	12/15/35	675,000	703,345
CS First Boston Mortgage
Securities, Ser. 1999-C1,
Cl. A2	7.29	9/15/41	1,031,357	1,073,342
GE Capital Commercial Mortgage,
Ser. 2002-1A, Cl. A3	6.27	12/10/35	850,000	878,631
GMAC Commercial Mortgage
Securities, Ser. 1998-C2,
Cl. A2	6.42	5/15/35	920,408	933,924
GMAC Commercial Mortgage
Securities, Ser. 1998-C1,
Cl. A2	6.70	5/15/30	159,656	162,111
Greenwich Capital Commercial
Funding, Ser. 2005-GG5, Cl. A5	5.22	4/10/37	1,000,000 a	967,160
GS Mortgage Securities Corp. II,
Ser. 2005-GG4, Cl. A3	4.61	7/10/39	775,000	738,850
Heller Financial Commercial
Mortgage Asset, Ser. 1999-PH1,
Cl. A2	6.85	5/15/31	700,000	719,045
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-CB8, Cl. A4	4.40	1/12/39	1,000,000	922,078
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	600,000 a	567,655
LB Commercial Conduit Mortgage
Trust, Ser. 1999-C2, Cl. A2	7.33	10/15/32	200,000	209,114
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. AJ	4.84	7/15/40	500,000	468,892
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C6, Cl. A6	5.02	8/15/29	275,000 a	263,879
LB-UBS Commercial Mortgage Trust,
Ser. 2000-C3, Cl. A2	7.95	5/15/25	1,100,000	1,182,263
Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A4	5.24	11/12/35	500,000 a	487,650
Morgan Stanley Capital I,
Ser. 2004-T13, Cl. A4	4.66	9/13/45	1,000,000	940,788
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A2	4.92	3/12/35	500,000	481,120
Salomon Brothers Mortgage
Securities VII, Ser. 2000-C1,
Cl. A2	7.52	12/18/09	300,000	316,824
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A7	5.12	7/15/42	800,000 a	767,685
Wachovia Bank Commercial Mortgage
Trust, Ser. 2004-C11, Cl. A5	5.22	1/15/41	800,000	776,665
				17,085,740
Consumer Products--.2%
Avon Products,
Notes	4.20	7/15/18	250,000	211,712
Procter & Gamble,
Unsub. Notes	6.88	9/15/09	750,000	782,753
				994,465
Diversified Financial Services--4.5%
Bear Stearns Cos.,

Notes	4.00	1/31/08	2,500,000	2,450,973
Capital One Bank,
Notes	4.25	12/1/08	275,000	267,671
CIT Group,
Sr. Notes	5.50	11/30/07	1,350,000	1,348,325
Citigroup,
Sub. Notes	5.00	9/15/14	1,000,000	949,803
Citigroup,
Sr. Unscd. Notes	6.00	2/21/12	750,000	766,444
Citigroup,
Debs.	6.63	1/15/28	100,000	105,818
Countrywide Capital I,
Gtd. Cap. Secs.	8.00	12/15/26	200,000	201,293
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	750,000	696,919
Credit Suisse USA,
Notes	5.13	1/15/14	550,000 b	528,732
FIA Credit Services,
Sub. Notes	6.75	3/15/08	100,000	102,024
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	375,000 b	356,726
General Electric Capital,
Notes	5.45	1/15/13	650,000	645,867
General Electric Capital,
Notes	6.75	3/15/32	200,000	218,234
General Electric Capital,
Debs.	8.30	9/20/09	15,000	16,214
Goldman Sachs Group,
Gtd. Notes	6.35	2/15/34	350,000	335,716
Goldman Sachs Group,
Notes	6.60	1/15/12	1,000,000	1,039,523
Goldman Sachs Group,
Notes	7.35	10/1/09	100,000	104,790
HSBC Finance,
Notes	4.75	7/15/13	700,000	659,778
HSBC Finance,
Notes	8.00	7/15/10	630,000	683,620
International Lease Finance,
Sr. Notes	5.00	4/15/10	1,200,000	1,173,611
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	200,000	185,952
JPMorgan Chase & Co.,
Sr. Notes	4.00	2/1/08	1,000,000 b	978,975
JPMorgan Chase & Co.,
Sub. Notes	6.75	2/1/11	1,000,000	1,047,960
Lehman Brothers Holdings,
Notes	6.63	1/18/12	650,000	679,598
Merrill Lynch & Co.,
Notes,	5.45	7/15/14	565,000	553,590
Merrill Lynch & Co.,
Notes	6.88	11/15/18	150,000	162,002
Morgan Stanley,
Notes	7.25	4/1/32	300,000	335,372
National Rural Utilities
Cooperative Finance, Coll.
Trust Notes	4.38	10/1/10	600,000	575,545
Residential Capital,
Sr. Unscd. Notes	6.38	6/30/10	150,000	149,622

SLM,
Notes, Ser. A	5.00	4/15/15	700,000	655,586
Toyota Motor Credit,
Unscd. Notes	4.35	12/15/10	150,000	144,070
UBS Paine Webber Group,
Sr. Notes	6.55	4/15/08	150,000	152,607
Unilever Capital,
Gtd. Notes	5.90	11/15/32	250,000	239,526
				18,512,486
Diversified Metals & Mining--.2%
Alcan,
Debs.	7.25	3/15/31	350,000	384,508
Alcoa,
Notes	6.00	1/15/12	150,000	152,917
Falconbridge,
Notes	5.50	6/15/17	165,000	150,540
Inco,
Bonds	7.20	9/15/32	100,000	103,783
				791,748
Electric Utilities--1.4%
Cincinnati Gas & Electric,
Notes	5.70	9/15/12	185,000	182,979
Consolidated Edison of New York,
Notes	6.20	6/15/36	200,000	200,117
Constellation Energy Group,
Notes	7.60	4/1/32	250,000	277,193
Dominion Resources,
Sr. Notes	6.30	3/15/33	100,000	96,192
Exelon,
Notes	4.90	6/15/15	500,000	461,467
FirstEnergy,
Notes, Ser. C	7.38	11/15/31	120,000	131,738
Florida Power & Light,
First Mortgage Bonds	5.63	4/1/34	250,000	234,996
Georgia Power,
Sr. Notes, Ser. J	4.88	7/15/07	400,000	397,843
Hydro-Quebec,
Gov't Gtd. Notes, Ser. HH	8.50	12/1/29	200,000	269,020
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	29,026
Midamerican Energy Holdings,
Sr. Notes	5.88	10/1/12	350,000	350,522
NiSource Finance,
Gtd. Notes	5.40	7/15/14	150,000	142,994
Ohio Power,
Sr. Notes, Ser. F	5.50	2/15/13	400,000	392,393
Oncor Electric,
Scd. Notes	7.00	5/1/32	250,000	264,680
Pacific Gas & Electric,
Unscd. Bonds	6.05	3/1/34	100,000	96,806
PPL Electric Utilities,
Scd. Bonds	6.25	8/15/09	300,000	305,790
Progress Energy,
Sr. Notes	7.10	3/1/11	500,000	528,815
Public Service Company of
Colorado, First Mortgage Bonds	7.88	10/1/12	350,000	389,737
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000	214,712

Southern California Edison,
Notes	6.65	4/1/29	100,000 b	103,506
Southern Power,
Sr. Notes, Ser. D	4.88	7/15/15	300,000	276,605
Virginia Electric & Power,
Sr. Unscd. Notes, Ser. A	5.40	1/15/16	500,000 b	478,789
				5,825,920
Environmental Control--.0%
Waste Management,
Sr. Notes	7.00	7/15/28	150,000	158,425
Food & Beverages--.7%
Bottling Group,
Gtd. Notes	4.63	11/15/12	350,000	333,872
Coca-Cola Enterprises,
Debs.	6.70	10/15/36	250,000	264,281
Coca-Cola Enterprises,
Debs.	8.50	2/1/22	100,000	124,576
ConAgra Foods,
Sr. Notes	7.00	10/1/28	350,000	361,784
General Mills,
Unscd. Notes	6.00	2/15/12	125,000	126,876
Hershey,
Debs.	8.80	2/15/21	30,000	38,019
HJ Heinz,
Debs.	6.38	7/15/28	100,000	94,913
Kroger,
Gtd. Notes	7.25	6/1/09	550,000	571,606
Nabisco,
Debs.	7.55	6/15/15	40,000	44,604
Safeway,
Sr. Unscd. Notes	5.80	8/15/12	210,000 b	207,164
Sara Lee,
Notes	6.25	9/15/11	300,000	302,549
Sysco,
Sr. Notes	5.38	9/21/35	350,000	321,601
Tyson Foods,
Sr. Unscd. Notes	6.85	4/1/16	90,000	88,960
				2,880,805
Foreign/Governmental--2.7%
Asian Development Bank,
Sr. Unsub. Notes	4.50	9/4/12	750,000	722,802
European Investment Bank,
Notes	4.63	5/15/14	500,000	480,391
European Investment Bank,
Bonds	4.63	10/20/15	350,000	332,829
Inter-American Development Bank,
Bonds	5.75	2/26/08	1,600,000	1,611,960
International Bank for
Reconstruction & Development,
Bonds	5.00	4/1/16	700,000	687,590
International Bank for
Reconstruction & Development,
Unsub. Bonds	7.63	1/19/23	175,000	216,131
Malaysia,
Notes	8.75	6/1/09	330,000	356,285
Province of British Columbia
Canada, Bonds, Ser. USD-2	6.50	1/15/26	25,000	27,787
Province of Manitoba Canada,

Debs., Ser. CB	8.80	1/15/20	10,000	12,924
Province of Ontario,
Unscd. Bonds	3.63	10/21/09	1,200,000	1,141,333
Province of Ontario,
Sr. Unsub. Bonds	5.50	10/1/08	500,000	502,130
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	700,000 b	654,364
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	200,000	237,453
Republic of Chile,
Bonds	5.50	1/15/13	350,000	346,570
Republic of Finland,
Bonds	6.95	2/15/26	25,000	28,961
Republic of Italy,
Notes	5.38	6/15/33	550,000	520,116
Republic of Italy,
Debs.	6.88	9/27/23	70,000	78,467
Republic of Korea,
Unsub. Notes	8.88	4/15/08	840,000 b	888,978
Republic of South Africa,
Notes	6.50	6/2/14	170,000	174,845
United Mexican States,
Notes, Ser. A	6.75	9/27/34	550,000 b	561,550
United Mexican States,
Notes	9.88	2/1/10	1,525,000	1,727,063
				11,310,529
Health Care--.8%
Aetna,
Sr. Unsub. Notes	6.00	6/15/16	600,000 b	601,095
Bristol-Myers Squibb,
Notes	5.75	10/1/11	250,000	252,159
Eli Lilly & Co.,
Notes	7.13	6/1/25	200,000	225,645
GlaxoSmithKline Capital,
Gtd. Notes	4.38	4/15/14	500,000	463,125
Johnson & Johnson,
Debs.	4.95	5/15/33	170,000	153,335
Merck & Co.,
Debs.	6.40	3/1/28	150,000	152,013
Quest Diagnostics,
Gtd. Notes	5.45	11/1/15	500,000	480,139
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	85,000	77,059
UnitedHealth Group,
Sr. Unscd. Notes	5.00	8/15/14	300,000	283,557
WellPoint,
Bonds	6.80	8/1/12	300,000	316,000
Wyeth,
Bonds	6.50	2/1/34	200,000	205,858
				3,209,985
Lodging & Entertainment--.1%
Harrah's Operating,
Gtd. Notes	5.75	10/1/17	250,000	230,315
Machinery--.2%
Deere & Co.,
Sr. Notes	6.95	4/25/14	625,000	673,356
Manufacturing--.1%
Tyco International Group,

Gtd. Notes	6.88	1/15/29	235,000	248,915
Media--.8%
CBS,
Gtd. Debs	5.50	5/15/33	250,000	202,300
Clear Channel Communications,
Notes	4.25	5/15/09	750,000	716,957
Comcast Cable Communications
Holdings, Sr. Notes	6.75	1/30/11	600,000	623,644
Comcast Cable Communications
Holdings, Gtd. Notes	9.46	11/15/22	304,000	381,462
COX Communications,
Bonds	5.50	10/1/15	450,000	419,697
News America Holdings,
Debs.	8.25	8/10/18	150,000	174,170
News America,
Gtd. Notes	6.20	12/15/34	250,000	229,617
Time Warner,
Gtd. Debs	6.95	1/15/28	325,000	326,607
Walt Disney,
Sr. Notes	7.00	3/1/32	150,000 b	164,976
Walt Disney,
Debs.	7.55	7/15/93	100,000	110,694
				3,350,124
Oil & Gas--1.6%
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	300,000 b	312,079
Atlantic Richfield,
Notes	5.90	4/15/09	850,000	862,558
Canadian Natural Resources,
Notes	4.90	12/1/14	350,000	326,460
ChevronTexaco Capital,
Gtd. Notes	3.50	9/17/07	500,000	489,400
ConocoPhillips,
Gtd. Notes	5.90	10/15/32	500,000 b	493,060
ConocoPhillips,
Notes	8.75	5/25/10	200,000	222,276
Devon Financing,
Gtd. Debs.	7.88	9/30/31	275,000	320,927
Duke Capital,
Sr. Notes	8.00	10/1/19	225,000	253,977
EnCana,
Bonds	7.20	11/1/31	150,000	162,624
Enterprise Products Operating,
Sr. Notes, Ser. B	5.60	10/15/14	335,000	322,092
Hess,
Bonds	7.88	10/1/29	125,000	142,543
Kinder Morgan Finance,
Gtd. Notes	6.40	1/5/36	275,000	226,372
Pemex Project Funding Master
Trust, Gtd. Notes	5.75	12/15/15	200,000 c	190,787
Pemex Project Funding Master
Trust, Gtd. Notes	7.38	12/15/14	400,000	428,011
Sempra Energy,
Notes	7.95	3/1/10	500,000	536,215
Shell International Finance,
Gtd. Notes	5.63	6/27/11	1,000,000	1,011,143
Transocean,
Unscd. Notes	7.50	4/15/31	150,000	170,627

Valero Energy,
Sr. Unscd. Notes	7.50	4/15/32	70,000 b	78,726
XTO Energy,
Sr. Unscd. Notes	4.90	2/1/14	200,000	186,298
				6,736,175
Paper & Forest Products--.2%
International Paper,
Notes	6.75	9/1/11	200,000	209,546
International Paper,
Notes	7.63	1/15/07	10,000	10,061
MeadWestvaco,
Gtd. Notes	6.85	4/1/12	500,000 b	514,343
Weyerhaeuser,
Debs.	7.38	3/15/32	200,000	207,661
				941,611
Property/Casualty Insurance--1.1%
Allstate,
Sr. Notes	5.55	5/9/35	175,000	157,211
American International Group,
Notes	2.88	5/15/08	2,000,000	1,916,794
AXA,
Sub. Notes	8.60	12/15/30	165,000	202,261
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	200,000	188,980
GE Insurance Solutions,
Notes	7.00	2/15/26	150,000	160,448
Lion Connecticut Holdings,
Gtd. Debs.	7.63	8/15/26	50,000	57,635
Marsh & McLennan Cos.,
Sr. Notes	5.88	8/1/33	200,000	176,042
MetLife,
Sr. Notes	6.13	12/1/11	260,000	266,040
Nationwide Financial Services,
Sr. Notes	6.25	11/15/11	350,000	359,298
Progressive,
Sr. Notes	6.63	3/1/29	100,000	104,591
Prudential Financial,
Notes, Ser. B	4.75	4/1/14	350,000	326,777
Safeco Capital Trust I,
Gtd. Cap. Secs.	8.07	7/15/37	300,000	315,820
St. Paul Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	200,000	191,424
Torchmark,
Debs.	8.25	8/15/09	150,000	160,538
				4,583,859
Real Estate Investment Trusts--.4%
Brandywine Operating Partnership,
Gtd. Notes	5.75	4/1/12	130,000	128,825
EOP Operating,
Gtd. Notes	4.75	3/15/14	300,000 b	276,498
ERP Operating,
Unscd. Notes	5.20	4/1/13	600,000 b	583,229
iStar Financial,
Sr. Unscd. Notes, Ser. 1	5.88	3/15/16	185,000	179,179
Simon Property Group,
Notes	6.35	8/28/12	400,000	410,705
				1,578,436
Retail--.4%

Federated Department Stores,
Debs.	7.45	7/15/17	350,000	381,623
JC Penney,
Sr. Unscd. Notes	8.00	3/1/10	350,000	374,611
May Department Stores,
Notes	6.70	7/15/34	200,000 b	199,114
Target,
Sr. Unscd. Debs.	7.00	7/15/31	125,000	140,455
Wal-Mart Stores,
Bonds	5.25	9/1/35	400,000	358,690
				1,454,493
State/Government General Obligations--.1%
State of Illinois Pension Funding,
Bonds	5.10	6/1/33	450,000	409,064
Technology--.5%
First Data,
Sr. Notes	5.63	11/1/11	250,000	250,229
Hewlett-Packard,
Notes	5.50	7/1/07	150,000	149,946
IBM,
Debs., Ser. A	7.50	6/15/13	75,000	83,148
IBM,
Debs.	8.38	11/1/19	300,000	366,447
Oracle and Ozark Holding,
Notes	5.00	1/15/11	1,000,000	974,897
				1,824,667
Telecommunications--2.2%
360 Communications,
Sr. Notes	7.60	4/1/09	200,000	211,008
America Movil SA de CV,
Unscd. Notes	6.38	3/1/35	100,000	92,814
AT & T,
Sr. Unscd. Notes	5.88	8/15/12	775,000	773,076
BellSouth Telecommunications,
Debs.	6.38	6/1/28	550,000	523,246
British Telecommunications,
Bonds	8.88	12/15/30	150,000	189,621
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	500,000	487,133
Deutsche Telekom International
Finance, Gtd. Bonds	8.25	6/15/30	300,000	351,957
Embarq,
Notes	8.00	6/1/36	150,000	154,314
France Telecom,
Notes	8.50	3/1/31	220,000	272,197
KPN,
Sr. Unsub. Bonds	8.38	10/1/30	250,000	272,570
Motorola,
Debs.	7.50	5/15/25	150,000	167,073
New Cingular Wireless Services,
Sr. Notes	7.88	3/1/11	475,000	515,844
New Cingular Wireless Services,
Notes	8.13	5/1/12	250,000	277,350
Pacific-Bell,
Debs.	7.13	3/15/26	310,000	324,060
Sprint Capital,
Gtd. Bonds	7.63	1/30/11	1,800,000	1,922,992
Telecom Italia Capital,

Gtd. Notes	6.38	11/15/33	400,000 b	371,754
Telefonica Europe,
Gtd. Notes	7.75	9/15/10	200,000	213,766
Verizon Global Funding,
Notes	7.25	12/1/10	500,000	528,868
Verizon Global Funding,
Sr. Unscd. Notes	7.38	9/1/12	500,000	536,020
Verizon Global Funding,
Notes	7.75	12/1/30	200,000	218,999
Verizon New Jersey,
Debs.	8.00	6/1/22	25,000	27,102
Vodafone Group,
Sr. Notes	7.75	2/15/10	580,000	616,751
				9,048,515
Textiles & Apparel--.0%
Mohawk Industries,
Sr. Unscd. Notes	6.13	1/15/16	70,000	67,853
Transportation--.3%
Burlington Northern Santa Fe,
Debs.	7.00	12/15/25	100,000	109,236
Canadian National Railway,
Notes	6.90	7/15/28	100,000	110,312
FedEx,
Notes	9.65	6/15/12	225,000	267,208
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	10,000	9,428
Norfolk Southern,
Sr. Notes	7.80	5/15/27	250,000 b	296,905
Union Pacific,
Debs.	6.63	2/1/29	200,000	211,118
United Parcel Service of America,
Sr. Unsub. Debs.	8.38	4/1/30	10,000 a	12,962
				1,017,169
U.S. Government Agencies--11.2%
Federal Farm Credit Bank,
Bonds	2.63	9/17/07	1,500,000	1,456,632
Federal Home Loan Bank System,
Bonds, Ser. 455	3.00	4/15/09	2,250,000	2,131,972
Federal Home Loan Bank System,
Bonds, Ser. 501	3.63	1/15/08	1,000,000	976,801
Federal Home Loan Bank System,
Bonds, Ser. 498	3.88	1/15/10	1,500,000	1,439,022
Federal Home Loan Bank System,
Bonds, Ser. 567	4.38	9/17/10	1,650,000	1,601,457
Federal Home Loan Bank System,
Bonds, Ser. 432	4.50	9/16/13	1,000,000	952,971
Federal Home Loan Bank System,
Bonds, Ser. 609	4.63	1/18/08	3,000,000	2,971,770
Federal Home Loan Bank System,
Sr. Notes, Ser. 100	5.80	9/2/08	3,850,000	3,884,215
Federal Home Loan Mortgage Corp.,
Notes	3.50	9/15/07	4,600,000	4,511,349
Federal Home Loan Mortgage Corp.,
Notes	3.63	9/15/08	1,000,000	968,451
Federal Home Loan Mortgage Corp.,
Notes	4.00	12/15/09	2,350,000	2,263,151
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	2,825,000	2,630,047

Federal Home Loan Mortgage Corp.,
Notes	4.75	1/18/11	1,250,000	1,225,404
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	1,000,000	992,430
Federal Home Loan Mortgage Corp.,
Notes	5.50	9/15/11	500,000	505,350
Federal Home Loan Mortgage Corp.,
Notes	5.50	8/20/19	500,000	478,259
Federal Home Loan Mortgage Corp.,
Sub. Notes	5.88	3/21/11	650,000	661,634
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	650,000	718,338
Federal National Mortgage
Association, Notes	4.63	1/15/08	1,250,000	1,238,286
Federal National Mortgage
Association, Notes	5.25	1/15/09	5,525,000	5,530,304
Federal National Mortgage
Association, Sub. Notes	5.25	8/1/12	1,000,000	988,120
Federal National Mortgage
Association, Notes	5.38	11/15/11	1,250,000	1,257,386
Federal National Mortgage
Association, Notes	5.50	3/15/11	1,200,000	1,212,034
Federal National Mortgage
Association, Bonds	6.25	5/15/29	1,900,000	2,090,214
Federal National Mortgage
Association, Notes	7.25	1/15/10	1,450,000	1,542,269
Financing (FICO),
Bonds	8.60	9/26/19	40,000	51,680
Financing (FICO),
Bonds, Ser. E	9.65	11/2/18	510,000	701,092
Tennessee Valley Authority,
Notes, Ser. C	4.75	8/1/13	750,000	724,790
Tennessee Valley Authority,
Bonds, Ser. C	6.00	3/15/13	450,000	467,306
				46,172,734
U.S. Government Agencies/Mortgage-Backed--34.9%
Federal Home Loan Mortgage Corp.:
5.50%			1,500,000 d	1,457,343
4.00%, 9/1/08 - 9/1/18			1,524,238	1,428,170
4.50%, 5/1/10 - 9/1/35			8,067,256	7,647,710
5.00%, 11/1/07 - 4/1/36			20,799,824	19,866,584
5.50%, 9/1/09 - 2/1/36			14,738,910	14,382,254
6.00%, 12/1/13 - 7/1/36			7,103,295	7,091,979
6.50%, 3/1/11 - 6/1/36			2,551,198	2,591,500
7.00%, 9/1/11 - 7/1/34			706,403	726,063
7.50%, 7/1/10 - 11/1/33			384,891	398,568
8.00%, 5/1/26 - 10/1/31			146,383	154,259
8.50%, 6/1/30			4,657	5,000
Federal National Mortgage Association:
6.00%			1,500,000 d	1,490,625
4.00%, 9/1/18 - 10/1/20			2,153,785	2,011,965
4.50%, 4/1/18 - 8/1/35			6,738,215	6,384,563
5.00%, 5/1/10 - 2/1/36			22,078,312	21,091,965
5.50%, 1/1/17 - 5/1/36			26,170,998	25,536,751
6.00%, 6/1/11 - 7/1/36			10,507,902	10,485,579
6.50%, 1/1/11 - 7/1/36			4,299,481	4,370,537
7.00%, 8/1/08 - 5/1/36			1,543,803	1,585,129
7.50%, 8/1/15 - 3/1/32			363,410	377,056

8.00%, 5/1/27 - 10/1/30	66,225	70,001
8.50%, 2/1/25	6,898	7,409
9.00%, 10/1/30	6,577	7,180
Government National Mortgage Association I:
4.50%, 6/15/19 - 8/15/33	1,031,061	979,496
5.00%, 3/15/18 - 9/15/35	3,659,279	3,505,570
5.50%, 2/15/33 - 1/15/36	5,274,215	5,169,667
6.00%, 4/15/17 - 2/15/36	3,716,842	3,724,822
6.50%, 9/15/08 - 11/15/33	979,771	999,077
7.00%, 10/15/11 - 8/15/32	410,502	423,729
7.50%, 12/15/26 - 10/15/32	201,167	209,824
8.00%, 8/15/24 - 3/15/32	81,316	86,280
8.50%, 10/15/26	20,122	21,631
9.00%, 2/15/22 - 2/15/23	26,368	28,510
		144,316,796
U.S. Government Securities--23.7%
U.S. Treasury Bonds:
4.50%, 2/15/36	350,000 b	319,566
5.38%, 2/15/31	1,560,000 b	1,613,492
5.50%, 8/15/28	2,750,000 b	2,872,458
6.25%, 5/15/30	700,000 b	805,819
7.13%, 2/15/23	5,575,000 b	6,769,221
7.25%, 5/15/16	4,550,000 b	5,327,732
7.88%, 2/15/21	3,130,000 b	3,990,750
8.75%, 5/15/20	1,925,000 b	2,603,254
8.88%, 8/15/17	4,160,000 b	5,490,534
9.00%, 11/15/18	650,000 b	878,973
11.25%, 2/15/15	25,000 b	35,804
12.00%, 8/15/13	1,445,000 b	1,641,361
12.50%, 8/15/14	40,000	48,489
14.00%, 11/15/11	30,000	30,781
U.S. Treasury Notes:
3.00%, 11/15/07	7,400,000 b	7,213,224
3.25%, 8/15/07	500,000 b	490,875
3.50%, 2/15/10	3,750,000 b	3,579,788
3.88%, 5/15/10	7,220,000 b	6,966,434
4.00%, 2/15/14	9,200,000 b	8,655,194
4.38%, 8/15/12	4,025,000 b	3,914,156
4.75%, 11/15/08	5,100,000 b	5,078,478
4.75%, 3/31/11	1,800,000 b	1,788,048
5.00%, 8/15/11	3,250,000 b	3,269,403
5.63%, 5/15/08	9,400,000 b	9,502,366
6.00%, 8/15/09	11,275,000 b	11,613,250
6.50%, 2/15/10	3,350,000 b	3,519,845
		98,019,295
Total Bonds and Notes
(cost $420,099,219)		409,744,648

Other Investment--1.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,539,000)	5,539,000 e	5,539,000

Investment of Cash Collateral
for Securities Loaned--24.3%

Registered Investment Company;
Dreyfus Institutional Cash

	Advantage Plus Fund
	(cost $100,174,056)	100,174,056 e	100,174,056

Total Investments (cost $525,812,275)		124.8%	515,457,704
Liabilities, Less Cash and Receivables		(24.8%)	(102,403,790)
Net Assets		100.0%	413,053,914

a	Variable rate security--interest rate subject to periodic change.
b	All or a portion of these securities are on loan. At July 31, 2006, the total market value of the fund's securities
	on loan is $96,995,776 and the total market value of the collateral held by the fund is $100,174,056.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these
	securities amounted to $674,032 or .2% of net assets.
d	Purchased on a forward commitment basis.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Midcap Stock Fund
July 31, 2006 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)

Consumer Cyclical--9.8%
Abercrombie & Fitch, Cl. A	24,150	1,278,984
American Eagle Outfitters	53,150	1,746,509
Carmax	18,550 a	645,540
CDW	15,700	927,556
Choice Hotels International	17,450	743,719
Dick's Sporting Goods	25,100 a	913,891
Domino's Pizza	31,800	723,132
Dress Barn	40,650 a	877,227
GameStop, Cl. A	14,950 a	622,069
Longs Drug Stores	21,650	890,248
Men's Wearhouse	20,550	639,311
MSC Industrial Direct, Cl. A	19,950	822,538
Office Depot	25,600 a	922,880
Polo Ralph Lauren	12,100	690,184
Sonic	30,500 a	600,240
Southwest Airlines	39,100	703,409
United Auto Group	32,400	693,036
Williams-Sonoma	33,800	1,074,840
		15,515,313
Consumer Goods--2.4%
BorgWarner	13,200	792,000
International Game Technology	17,500	676,550
Speedway Motorsports	10,850	391,902
Thor Industries	14,100	604,044
Toro	16,000	662,560
Whirlpool	7,950	613,661
		3,740,717
Consumer Staples--1.3%
Hormel Foods	37,600	1,418,648
Pepsi Bottling Group	21,000	698,250
		2,116,898
Financial--18.2%
American Financial Group/OH	34,300	1,444,373
AmeriCredit	45,100 a	1,109,009
Ameriprise Financial	16,900	753,740
Archstone-Smith Trust	22,150	1,162,210
BankUnited Financial, Cl. A	23,850	705,721
BlackRock/New York, Cl. A	5,850	755,586
City National/Beverly Hills, CA	19,750	1,317,522
CompuCredit	24,850 a	811,849
Dime Bancorp (Warrants 12/26/2050)	68,300 a	8,196
Downey Financial	11,900	789,565
Equity One	39,450	862,772
Fidelity National Financial	16,000	613,600
First American	41,900	1,550,719
FirstFed Financial	14,600 a	824,170
Greenhill & Co.	9,750	565,110
Hanover Insurance Group	16,500	763,620
HRPT Properties Trust	53,000	622,750
Hudson City Bancorp	68,100	883,257
Keycorp	22,950	846,855

Macerich	14,600	1,062,150
Mack-Cali Realty	27,000	1,304,370
New Century Financial	14,000	611,240
New Plan Excel Realty Trust	62,700	1,625,184
NYSE Group	12,200 a	758,718
Precision Castparts	18,500	1,103,525
Selective Insurance Group	15,100	770,100
Sky Financial Group	34,550	847,512
StanCorp Financial Group	22,650	975,989
TCF Financial	30,300	815,373
Unitrin	20,450	818,000
WR Berkley	45,900	1,652,400
		28,735,185
Health Care--10.5%
AmerisourceBergen	19,100	821,300
Beckman Coulter	33,700	1,929,325
Biogen Idec	20,900 a	880,308
Celgene	16,900 a	809,341
Edwards Lifesciences	14,000 a	619,360
Henry Schein	22,950 a	1,088,060
Hospira	20,950 a	915,305
IDEXX Laboratories	7,300 a	646,050
Invitrogen	21,150 a	1,306,858
King Pharmaceuticals	45,300 a	771,006
Kos Pharmaceuticals	12,500 a	516,750
Laboratory Corp. of America
Holdings	20,250 a	1,304,505
Magellan Health Services	19,050 a	915,734
Mine Safety Appliances	22,150	880,241
Pediatrix Medical Group	18,000 a	763,200
Sepracor	23,550 a	1,163,370
Universal Health Services, Cl. B	23,450	1,313,200
		16,643,913
Industrial--14.6%
Applied Industrial Technologies	39,050	910,646
Autoliv	12,800	718,976
CH Robinson Worldwide	41,650	1,906,737
Crane	25,350	973,440
Cummins	8,250	965,250
EGL	17,000 a	746,470
EMCOR Group	10,550 a	543,536
Expeditors International
Washington	34,350	1,561,894
Flowserve	15,900 a	823,620
Genlyte Group	10,250 a	712,887
Graco	19,100	750,439
Granite Construction	16,600	721,934
Joy Global	13,000	487,760
Manpower	29,700	1,766,556
Monster Worldwide	13,100 a	524,000
NVR	1,350 a	668,250
Pacer International	26,150	780,578
Pactiv	22,500 a	551,475
Republic Services	35,450	1,423,672
Robert Half International	12,200	394,792
Ryder System	20,950	1,055,880
Sonoco Products	24,000	780,720
Texas Industries	13,600	671,568

Thomas & Betts	20,550 a	972,632
Trinity Industries	16,800	561,456
Wabtec	19,500	517,920
Watsco	14,100	624,912
		23,118,000
Information Services--6.0%
Catalina Marketing	25,350	736,925
CheckFree	14,200 a	631,900
ChoicePoint	23,550 a	804,468
Cognizant Technology Solutions, Cl. A	31,850 a	2,085,856
Corporate Executive Board	14,100	1,325,400
Emdeon	60,000 a	721,800
Equifax	26,050	840,894
Fair Isaac	25,650	866,457
John H. Harland	16,200	636,822
Washington Post, Cl. B	975	751,725
		9,402,247
Materials--7.2%
Airgas	41,250	1,495,312
Ashland	15,900	1,057,509
Avery Dennison	16,900	990,847
Celanese, Ser. A	24,450	469,684
Commercial Metals	11,450	259,801
HB Fuller	16,600	663,668
Martin Marietta Materials	7,800	628,056
Peabody Energy	56,150	2,801,885
Quanex	20,750	753,018
Steel Dynamics	15,200	881,904
Temple-Inland	19,750	840,165
Universal Forest Products	11,350	576,467
		11,418,316
Oil & Gas Producers--10.7%
Alliant Energy	28,500	1,031,130
Cameron International	29,800 a	1,502,218
Cimarex Energy	29,500	1,204,485
FMC Technologies	12,000 a	756,240
Newfield Exploration	41,450 a	1,922,451
Oneok	19,050	708,850
Patterson-UTI Energy	37,050	1,049,256
Pride International	50,050 a	1,494,993
St. Mary Land & Exploration	20,000	860,000
Superior Energy Services	26,250 a	899,063
Tesoro	9,850	736,780
Tetra Technologies	22,250 a	636,573
Unit	14,400 a	844,416
W & T Offshore	29,850	1,016,691
Whitney Holding	15,500	559,395
World Fuel Services	16,500	780,780
XTO Energy	18,400	864,616
		16,867,937
Technology--11.8%
ADTRAN	31,100	680,157
Amphenol, Cl. A	25,950	1,455,276
Arrow Electronics	39,450 a	1,114,857
BEA Systems	55,250 a	648,635
Cadence Design Systems	70,850 a	1,147,062
CommScope	30,300 a	946,269
Harris	30,500	1,389,275

Imation	26,150	1,064,828
Lam Research	46,500 a	1,933,935
MEMC Electronic Materials	55,950 a	1,701,999
Microchip Technology	61,900	1,996,894
NCR	16,900 a	543,166
Novellus Systems	32,000 a	809,920
Sybase	58,800 a	1,237,740
Transaction Systems Architects	25,300 a	936,606
Western Digital	57,800 a	1,013,812
		18,620,431
Telecommunications--.5%
NII Holdings	14,000 a	738,920
Utilities--6.2%
AGL Resources	39,650	1,547,143
Mirant	39,850 a	1,058,814
NRG Energy	20,250 a	997,312
OGE Energy	43,850	1,659,722
Pinnacle West Capital	24,950	1,073,100
UGI	41,250	1,025,063
WPS Resources	25,500	1,315,035
Xcel Energy	52,650	1,055,106
		9,731,295
Total Common Stocks
(cost $152,487,896)		156,649,172

Other Investment--.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $178,000)	178,000 b	178,000

Total Investments (cost $152,665,896)	99.3%	156,827,172
Cash and Receivables (Net)	.7%	1,046,248
Net Assets	100.0%	157,873,420

a Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
July 31, 2006 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)

Consumer Discretionary--8.3%
Circuit City Stores	169,770	4,159,365
Coach	138,760 a	3,983,799
Fortune Brands	74,580	5,408,542
Hilton Hotels	334,960	8,015,593
Home Depot	220,060	7,638,282
JC Penney	123,450	7,772,412
McDonald's	330,390	11,692,502
Omnicom Group	59,790	5,292,013
Target	279,430	12,831,426
Walt Disney	283,400	8,414,146
		75,208,080
Consumer Staples--9.4%
Altria Group	415,170	33,201,145
Cadbury Schweppes, ADR	360,930 b	14,170,112
CVS	352,490	11,533,473
Kroger	352,920 b	8,092,455
PepsiCo	212,470	13,466,349
Wal-Mart Stores	102,340	4,554,130
		85,017,664
Energy--11.7%
Chesapeake Energy	197,200	6,487,880
Chevron	103,510	6,808,888
ConocoPhillips	231,840	15,913,498
Exxon Mobil	535,140	36,250,384
GlobalSantaFe	95,840	5,264,491
Hess	118,890	6,289,281
Marathon Oil	64,850	5,878,004
Nabors Industries	144,300 a	5,096,676
National Oilwell Varco	120,160 a	8,055,526
Weatherford International	214,130 a	10,029,849
		106,074,477
Financial--21.8%
Allstate	174,160	9,895,771
AMBAC Financial Group	113,520	9,434,647
American International Group	140,130	8,501,687
AmeriCredit	303,750 a	7,469,213
Bank of America	545,880	28,129,196
Capital One Financial	131,340 b	10,159,149
Chubb	177,560	8,952,575
Citigroup	347,280	16,777,097
E*Trade Financial	474,640 a,b	11,063,858
Hartford Financial Services Group	111,590	9,467,296
JPMorgan Chase & Co.	603,250	27,520,265
MetLife	243,000	12,636,000
Morgan Stanley	246,440	16,388,260
PNC Financial Services Group	135,360	9,588,902
SunTrust Banks	144,360	11,385,673
		197,369,589
Health Care--14.5%
AmerisourceBergen	202,680	8,715,240
Amgen	208,630 a	14,549,856

Barr Pharmaceuticals	113,240 a	5,634,822
Becton, Dickinson & Co.	76,210	5,023,763
Cerner	101,190 a,b	4,096,171
Fisher Scientific International	141,000 a	10,449,510
Johnson & Johnson	152,740	9,553,887
Medtronic	143,200	7,234,464
Novartis, ADR	120,040	6,748,649
Pfizer	330,034	8,577,584
Sanofi-Aventis, ADR	149,240	7,072,484
Schering-Plough	546,210	11,164,532
Thermo Electron	131,620 a	4,871,256
UnitedHealth Group	193,240	9,242,669
WellPoint	87,070 a	6,486,715
Wyeth	249,770	12,106,352
		131,527,954
Industrial--11.3%
Cendant	480,210	7,207,952
Eaton	74,000	4,743,400
Emerson Electric	143,080	11,291,874
Empresa Brasileira de Aeronautica
(Embraer), ADR	148,980 b	5,144,279
General Electric	766,400	25,053,616
Goodrich	138,480	5,590,438
Lockheed Martin	109,480	8,723,366
Mueller Water Products, Cl. A	275,750 a,b	4,370,638
Norfolk Southern	160,080	6,950,674
Textron	83,880	7,541,651
Tyco International	422,360	11,019,372
US Airways Group	108,470 a,b	4,955,994
		102,593,254
Information Technology--15.4%
Accenture, Cl. A	298,050	8,720,943
Amphenol, Cl. A	81,110	4,548,649
Autodesk	139,740 a	4,766,531
CheckFree	117,380 a	5,223,410
Cisco Systems	728,350 a	13,001,048
Citrix Systems	241,500 a	7,672,455
Cognizant Technology Solutions, Cl. A	70,780 a	4,635,382
Hewlett-Packard	497,770	15,883,841
Intel	458,980	8,261,640
International Business Machines	184,310	14,267,437
Mettler-Toledo International	78,260 a	4,815,338
Microsoft	699,530	16,809,706
Motorola	329,940	7,509,434
Oracle	724,850 a	10,851,005
Qualcomm	128,930	4,546,072
Texas Instruments	247,160	7,360,425
		138,873,316
Materials--2.5%
Air Products & Chemicals	75,560	4,830,551
EI Du Pont de Nemours & Co.	89,970	3,568,210
Phelps Dodge	53,650	4,685,791
PPG Industries	45,960	2,828,378
Smurfit-Stone Container	204,480 a	2,069,338
Steel Dynamics	78,870 b	4,576,037
		22,558,305
Telecommunication Services--1.0%
AT & T	303,800	9,110,962

	Utilities--3.4%
	Constellation Energy Group	131,360	7,607,058
	PG & E	257,750	10,743,020
	Sempra Energy	260,080	12,551,461
			30,901,539
	Total Common Stocks
	(cost $801,027,584)		899,235,140

	Other Investment--.5%

	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $4,290,000)	4,290,000 c	4,290,000

	Investment of Cash Collateral
	for Securities Loaned--2.0%

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Fund
	(cost $18,566,010)	18,566,010 c	18,566,010

	Total Investments (cost $823,883,594)	101.8%	922,091,150
	Liabilities, Less Cash and Receivables	(1.8%)	(16,234,453)
	Net Assets	100.0%	905,856,697

	ADR--American Depository Receipts
a	Non-income producing security.
b		All or a portion of these securities are on loan. At July 31, 2006, the total market value of the fund's securities
		on loan is $18,101,142 and the total market value of the collateral held by the fund is $18,566,010.
c		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Large Company Stock Fund
July 31, 2006 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)

Consumer Discretionary--8.3%
Circuit City Stores	14,470	354,515
Coach	11,820 a	339,352
Fortune Brands	6,330	459,052
Hilton Hotels	28,580	683,919
Home Depot	18,700	649,077
JC Penney	10,570	665,487
McDonald's	28,080	993,751
Omnicom Group	5,040	446,090
Target	23,840	1,094,733
Walt Disney	24,140	716,717
		6,402,693
Consumer Staples--9.4%
Altria Group	35,450	2,834,937
Cadbury Schweppes, ADR	30,610	1,201,749
CVS	29,980	980,946
Kroger	30,020	688,359
PepsiCo	18,050	1,144,009
Wal-Mart Stores	8,780	390,710
		7,240,710
Energy--11.8%
Chesapeake Energy	16,800	552,720
Chevron	8,830	580,837
ConocoPhillips	19,720	1,353,581
Exxon Mobil	45,530	3,084,202
GlobalSantaFe	8,130	446,581
Hess	10,150	536,935
Marathon Oil	5,470	495,801
Nabors Industries	12,300 a	434,436
National Oilwell Varco	10,220 a	685,149
Weatherford International	18,250 a	854,830
		9,025,072
Financial--21.9%
Allstate	14,810	841,504
AMBAC Financial Group	9,690	805,336
American International Group	11,937	724,218
AmeriCredit	25,890 a	636,635
Bank of America	46,270	2,384,293
Capital One Financial	11,220	867,867
Chubb	15,110	761,846
Citigroup	29,530	1,426,594
E*Trade Financial	40,500 a	944,055
Hartford Financial Services Group	9,490	805,132
JPMorgan Chase & Co.	51,390	2,344,412
MetLife	20,800	1,081,600
Morgan Stanley	20,920	1,391,180
PNC Financial Services Group	11,570	819,619
SunTrust Banks	12,340	973,256
		16,807,547
Health Care--14.6%
AmerisourceBergen	17,210	740,030
Amgen	17,790 a	1,240,675

Barr Pharmaceuticals	9,630 a	479,189
Becton, Dickinson & Co.	6,450	425,184
Cerner	8,620 a	348,938
Fisher Scientific International	12,010 a	890,061
Johnson & Johnson	13,070	817,529
Medtronic	12,290	620,891
Novartis, ADR	10,210	574,006
Pfizer	28,053	729,097
Sanofi-Aventis, ADR	12,830	608,014
Schering-Plough	46,330	946,985
Thermo Electron	11,210 a	414,882
UnitedHealth Group	16,600	793,978
WellPoint	7,410 a	552,045
Wyeth	21,260	1,030,472
		11,211,976
Industrial--11.4%
Cendant	41,030	615,860
Eaton	6,260	401,266
Emerson Electric	12,270	968,348
Empresa Brasileira de Aeronautica
(Embraer), ADR	12,700	438,531
General Electric	65,400	2,137,926
Goodrich	11,830	477,577
Lockheed Martin	9,300	741,024
Mueller Water Products, Cl. A	23,540 a	373,109
Norfolk Southern	13,550	588,341
Textron	7,110	639,260
Tyco International	36,010	939,501
US Airways Group	9,240 a	422,175
		8,742,918
Information Technology--15.4%
Accenture, Cl. A	25,370	742,326
Amphenol, Cl. A	6,890	386,391
Autodesk	11,900 a	405,909
CheckFree	10,010 a	445,445
Cisco Systems	61,950 a	1,105,808
Citrix Systems	20,530 a	652,238
Cognizant Technology Solutions, Cl. A	6,000 a	392,940
Hewlett-Packard	42,260	1,348,517
Intel	39,190	705,420
International Business Machines	15,680	1,213,789
Mettler-Toledo International	6,620 a	407,329
Microsoft	59,450	1,428,584
Motorola	28,060	638,645
Oracle	61,640 a	922,751
Qualcomm	11,010	388,212
Texas Instruments	20,980	624,784
		11,809,088
Materials--2.5%
Air Products & Chemicals	6,390	408,513
EI Du Pont de Nemours & Co.	7,630	302,606
Phelps Dodge	4,520	394,777
PPG Industries	3,950	243,083
Smurfit-Stone Container	17,570 a	177,808
Steel Dynamics	6,680	387,573
		1,914,360
Telecommunication Services--1.0%
AT & T	25,800	773,742

	Utilities--3.4%
	Constellation Energy Group	11,180	647,434
	PG & E	21,920	913,625
	Sempra Energy	22,040	1,063,650
			2,624,709
	Total Common Stocks
	(cost $69,840,549)		76,552,815

	Other Investment--.1%

	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $115,000)	115,000 b	115,000

	Total Investments (cost $69,955,549)	99.8%	76,667,815
	Cash and Receivables (Net)	.2%	145,750
	Net Assets	100.0%	76,813,565

	ADR - American Depository Receipts
a	Non-income producing security.
b		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Government Money Market Fund
July 31, 2006 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--48.0%	of Purchase (%)	Amount ($)	Value ($)

Federal Home Loan Bank System
9/13/06	5.28	47,114,000	46,819,681
Federal National Mortgage Association
8/16/06	5.00	30,000,000	29,938,250
Total U.S. Government Agencies
(cost $76,757,931)			76,757,931

Repurchase Agreements--52.9%

Barclays Financial LLC
dated 7/31/06, due 8/1/06 in the amount of
$25,503,705 (fully collateralized by $23,534,000
Treasury Inflation Protected Securities, 2%-3.625%,
due 7/15/14-4/15/28, value $26,010,428)	5.23	25,500,000	25,500,000
Citigroup Global Markets Holdings Inc.
dated 7/31/06, due 8/1/06 in the amount of
$30,004,392 (fully collateralized by $30,315,000
Federal Home Loan Mortgage Corp., Notes, 4.30%, due
8/10/07, value $30,600,719)	5.27	30,000,000	30,000,000
Credit Suisse (USA) Inc.
dated 7/31/06, due 8/1/06 in the amount of
$29,004,205 (fully collateralized by $30,812,000 U.S.
Treasury Notes, 3.50%-3.875%, due 2/15/10-2/15/13,
value $29,584,153)	5.22	29,000,000	29,000,000
Total Repurchase Agreements
(cost $84,500,000)			84,500,000
Total Investments (cost $161,257,931)		100.9%	161,257,931
Liabilities, Less Cash and Receivables		(.9%)	(1,453,690)
Net Assets		100.0%	159,804,241

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Prime Money Market Fund
July 31, 2006 (Unaudited)

Commercial Paper--64.2%	Principal Amount ($)	Value ($)

Abbey National North America LLC
5.30%, 8/1/06	12,000,000	12,000,000
Allied Irish Banks N.A. Inc.
5.37%, 9/5/06	14,000,000	13,927,521
Amstel Funding Corp.
5.37%, 9/6/06	14,000,000 a	13,925,520
Atlantic Asset Securitization LLC
5.37%, 9/1/06	8,689,000 a	8,649,157
Atlantis One Funding Corp.
5.34%, 8/21/06	10,000,000 a	9,970,611
Beethoven Funding Corp.
5.33% - 5.39%, 8/7/06 - 9/5/06	13,000,000 a	12,954,059
Bryant Park Funding LLC
5.36%, 8/22/06	14,000,000 a	13,956,635
Citigroup Funding Inc.
5.35%, 8/23/06	15,000,000	14,951,416
CRC Funding LLC
5.35%, 8/22/06	12,000,000 a	11,962,900
Credit Suisse (USA) Inc.
5.34%, 8/22/06	6,000,000	5,981,485
Crown Point Capital Co. LLC
5.34%, 8/8/06	10,000,000 a	9,989,694
Daimler Chrysler Revolving Auto Conduit LLC
5.39%, 9/5/06	12,000,000	11,937,700
Danske Corp., Delaware
5.38%, 9/7/06	10,000,000	9,945,271
Deutsche Bank Financial LLC
5.29%, 8/1/06	12,000,000	12,000,000
FCAR Owner Trust, Ser. II
5.13%, 8/3/06	10,000,000	9,997,189
General Electric Capital Corp.
5.33%, 8/22/06	13,000,000	12,959,960
Grampian Funding Ltd.
5.35%, 8/22/06	15,000,000 a	14,953,625
HSBC Bank USA N.A.
5.38%, 9/5/06	14,000,000	13,927,453
Mane Funding Corp.
5.39%, 9/5/06	14,000,000 a	13,927,316
Prudential Funding LLC
5.29%, 8/1/06	12,000,000	12,000,000
Societe Generale N.A. Inc.
5.38%, 9/7/06	10,000,000	9,945,271
Toyota Motor Credit Corp.
5.37%, 9/5/06	10,000,000 a	9,948,278
Total Commercial Paper
(cost $259,811,061)		259,811,061

Time Deposits--1.5%

State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.25%, 8/1/06
(cost $6,000,000)	6,000,000	6,000,000
Repurchase Agreements--34.6%

Barclays Financial LLC
5.27%, dated 7/31/06, due 8/1/06 in the amount of
$40,005,856 (fully collateralized by $25,978,000
Treasury Inflation Protected Securities, 3.875%, due
4/15/29, value $40,801,239)	40,000,000	40,000,000
Citigroup Global Markets Holdings Inc.
5.27%, dated 7/31/06, due 8/1/06 in the amount of
$40,005,856 (fully collateralized by $41,733,000
Federal Home Loan Mortgage Corp., Notes 0%-4.50%,
due 8/22/06-7/6/10, value $40,800,372)	40,000,000	40,000,000
Credit Suisse (USA) Inc.
5.27%, dated 7/31/06, due 8/1/06 in the amount of
$40,005,856 (fully collateralized by $31,880,000
Treasury Inflation Protected Securities, 3.875%, due
1/15/09, value $40,803,146)	40,000,000	40,000,000
Goldman, Sachs & Co.
5.20%, dated 7/31/06, due 8/1/06 in the amount of
$20,002,889 (fully collateralized by $21,101,000
Federal Home Loan Mortgage Corp., Notes, 3.375%, due
4/15/09, value $20,400,711)	20,000,000	20,000,000
Total Repurchase Agreements
(cost $140,000,000)		140,000,000
Total Investments (cost $405,811,061)	100.3%	405,811,061
Liabilities, Less Cash and Receivables	(.3%)	(1,299,484)
Net Assets	100.0%	404,511,577

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to $120,237,795 or 29.7% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional U.S. Treasury Money Market Fund
July 31, 2006 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--61.5%	of Purchase (%)	Amount ($)	Value ($)

8/17/06
(cost $149,685,167)	4.78	150,000,000	149,685,167

Repurchase Agreements--38.8%

Barclays Financial LLC
dated 7/31/06, due 8/1/06 in the amount of
$33,504,867 (fully collateralized by $21,756,000
Treasury Inflation Protected Securities, 3.875%, due
4/15/29, value $34,170,134)	5.23	33,500,000	33,500,000
Citigroup Global Markets Holdings Inc.
dated 7/31/06, due 8/1/06 in the amount of
$31,004,504 (fully collateralized by $72,487,000 U.S.
Treasury Strips, due 8/15/22, value $31,620,279)	5.23	31,000,000	31,000,000
Credit Suisse (USA) Inc.
dated 7/31/06, due 8/1/06 in the amount of
$30,004,350 (fully collateralized by $31,910,000 U.S.
Treasury Notes, 3.875%, due 2/15/13, value
$30,601,032)	5.22	30,000,000	30,000,000
Total Repurchase Agreements
(cost $94,500,000)			94,500,000
Total Investments (cost $244,185,167)		100.3%	244,185,167
Liabilities, Less Cash and Receivables		(.3%)	(722,996)
Net Assets		100.0%	243,462,171

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Reserves
July 31, 2006 (Unaudited)

Commercial Paper--81.6%	Principal Amount ($)	Value ($)

Abbey National North America LLC
5.30%, 8/1/06	15,000,000	15,000,000
Allied Irish Banks N.A. Inc.
5.37%, 9/5/06	18,000,000	17,906,812
Amstel Funding Corp.
5.37%, 9/6/06	18,000,000 a	17,904,240
Atlantic Asset Securitization LLC
5.37%, 9/1/06	15,000,000 a	14,931,219
Beethoven Funding Corp.
5.33%, 8/7/06	20,000,000 a	19,982,366
Bryant Park Funding LLC
5.36%, 8/22/06	15,000,000 a	14,953,537
Citigroup Funding Inc.
5.35%, 8/23/06	16,000,000	15,948,178
CRC Funding LLC
5.35%, 8/22/06	14,000,000 a	13,956,717
Crown Point Capital Co. LLC
5.34%, 8/8/06	15,000,000 a	14,984,542
Cullinan Finance Ltd.
5.36%, 8/23/06	15,000,000 a	14,951,325
Daimler Chrysler Revolving Auto Conduit LLC
5.39%, 9/5/06	15,000,000	14,922,125
Danske Corp., Delaware
5.38%, 9/7/06	19,000,000	18,896,014
Deutsche Bank Financial LLC
5.29%, 8/1/06	15,000,000	15,000,000
FCAR Owner Trust, Ser. I
5.38%, 9/7/06	15,000,000	14,917,829
General Electric Capital Corp.
5.33%, 8/22/06	17,000,000	16,947,640
Grampian Funding Ltd.
5.45%, 10/25/06	15,000,000 a	14,809,813
Harrier Finance Funding Ltd.
5.33%, 8/21/06	20,000,000 a	19,941,333
HSBC Bank USA N.A.
5.38%, 9/5/06	18,000,000	17,906,725
Mane Funding Corp.
5.39%, 9/5/06	17,327,000 a	17,237,044
Sigma Finance Inc.
5.35%, 8/22/06	18,000,000 a	17,944,350
Societe Generale N.A. Inc.
5.38%, 9/7/06	8,000,000	7,956,217
Thames Asset Global Securitization No 1 Inc.
5.39%, 9/7/06	13,000,000 a	12,928,652
UBS Finance Delaware LLC
5.29%, 8/1/06	15,000,000	15,000,000

Total Commercial Paper
(cost $364,926,678)		364,926,678
Time Deposits--5.4%

Key Bank U.S.A., N.A. (Grand Cayman)
5.30%, 8/1/06	14,000,000	14,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.25%, 8/1/06	10,000,000	10,000,000
Total Time Deposits
(cost $24,000,000)		24,000,000
Repurchase Agreements--13.4%

Citigroup Global Markets Holdings Inc.
5.27%, dated 7/31/06, due 8/1/06 in the amount of
$30,004,392 (fully collateralized by $30,315,000
Federal Home Loan Mortgage Corp., Notes, 4.30%, due
8/10/07, value $30,600,719)	30,000,000	30,000,000
Greenwich Capital Markets
5.28%, dated 7/31/06, due 8/1/06 in the amount of
$30,004,400 (fully collateralized by $150,000 Federal
Farm Credit Bank, Bonds, 3.02%-3.125%, due
1/8/07-10/29/07, value $147,370, $29,880,000
Federal Home Loan Bank, Bonds, 2%-7.25%, due
8/11/06-6/18/14, value $29,538,937, $270,000
Federal Home Loan Bank, Notes, 6.90%, due 2/7/07,
value $280,894, $375,000 Federal Home
Loan Mortgage Corp., Debs., 6.40%-7.14%,
due 9/13/06-10/24/07, value $384,633 and
$250,000 Federal Home Loan Mortgage
Corp., Notes, 6.70%, due 1/9/07, value 252,228)	30,000,000	30,000,000
Total Repurchase Agreements
(cost $60,000,000)		60,000,000
Total Investments (cost $448,926,678)	100.4%	448,926,678
Liabilities, Less Cash and Receivables	(.4%)	(1,964,239)
Net Assets	100.0%	446,962,439

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to $194,525,138 or 43.5% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Reserves
July 31, 2006 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.9%	Rate (%)		Date	Amount ($)	Value ($)

Alaska--1.5%
Alaska Industrial Development
Authority, IDR (Providence
Medical Office Building
Associates Project) (LOC; KBC
Bank)		3.30	8/7/06	1,645,000 a	1,645,000

Colorado--1.5%
Castlewood Ranch Metropolitan
District, GO Notes, Refunding
(LOC; U.S. Bank NA)		3.45	12/1/06	1,700,000	1,700,000

Florida--2.7%
Eclipse Funding Trust,
COP (Miami-Dade County School
Board) (Insured; AMBAC and
Liquidity Facility; U.S. Bank
N.A.)		3.67	8/7/06	3,000,000 a	3,000,000

Georgia--7.2%
Atlanta,
Airport General Revenue,
Refunding (Insured; MBIA and
Liquidity Facility;
Westdeutshe Landesbank)		3.64	8/7/06	500,000 a	500,000
Atlanta,
Water and Wastewater Revenue,
CP		3.74	8/1/06	5,000,000	5,000,000
Municipal Electric Authority of
Georgia, CP (LOC: Bayerische
Landesbank, Wachovia Bank and
Westdeutsche Landesbank)		3.72	8/1/06	2,500,000	2,500,000

Idaho--1.8%
Idaho,
GO Notes, TAN		4.44	6/29/07	2,000,000	2,014,038

Illinois--21.9%
Cook County,
GO (Putters Program) (Insured;
AMBAC)		3.68	8/7/06	3,000,000 a	3,000,000
Illinois Educational Facilities
Authority, Revenue (Shedd
Aquarium Society) (LOC; Bank
One)		3.66	8/7/06	1,100,000 a	1,100,000
Illinois Educational Facilities
Authority, Revenue, CP (LOC;

Northern Trust)	3.55	9/8/06	6,000,000	6,000,000
Illinois Health Facilities
Authority, Revenue (Memorial
Medical Center) (LOC; KBC Bank)	3.65	8/7/06	2,400,000 a	2,400,000
Illinois Health Facilities
Authority, Revenue (Rush
Presbyterian Saint Luke's
Medical Center) (LOC; Northern
Trust Co.)	3.68	8/7/06	3,800,000 a	3,800,000
Illinois Student Assistance
Commission, Student Loan
Revenue (LOC; Bank One)	3.70	8/7/06	2,000,000 a	2,000,000
Jackson-Union Counties Regional
Port District, Port Facilities
Revenue, Refunding (Enron
Transportation Services) (LOC;
Wachovia Bank)	3.67	8/7/06	2,400,000 a	2,400,000
Regional Transportation Authority,
Refunding (Liquidity Facility;
DEPFA Bank PLC)	3.64	8/7/06	3,530,000 a	3,530,000

Indiana--9.0%
Seymour,
EDR (Pedcor Investments
Project) (LOC; FHLB)	3.69	8/7/06	3,835,000 a	3,835,000
Vincennes University Board of
Trustees, Student Fee Revenue
(LOC; JPMorgan Chase Bank)	3.66	8/7/06	2,300,000 a	2,300,000
Wabash,
EDR (Wabash Alloys Project)
(LOC; Bank of America)	3.76	8/7/06	3,750,000 a	3,750,000

Louisiana--6.3%
Louisiana Public Facilities
Authority, Revenue (GCGK
Investments LLC Project) (LOC;
Amsouth Capital)	3.69	8/7/06	5,000,000 a	5,000,000
Plaquemines Port Harbor and
Terminal District, Port
Facilities Revenue
(International Marine
Terminals Project) (LOC; KBC
Bank)	3.42	3/15/07	2,000,000	2,000,000

Massachusetts--3.5%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Citizens Bank of Massachusetts)	3.64	8/7/06	3,900,000 a	3,900,000

Michigan--1.4%
Detroit,
Sewer Disposal System Second

Lien Revenue, CP (Insured;
FGIC and Liquidity Facility:
DEPFA Bank PLC)	3.78	7/12/07	1,600,000	1,600,000

Mississippi--1.7%
Mississippi Development Bank,
CP (LOC; BNP Paribas)	3.80	3/19/07	1,900,000	1,900,000

Nevada--4.6%
Clark County,
Highway Revenue, CP (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	3.55	9/12/06	5,100,000	5,100,000

New Mexico--2.4%
Santa Fe,
Gross Receipts Tax Revenue
(Wastewater Systems) (LOC; BNP
Paribas)	3.72	8/7/06	2,700,000 a	2,700,000

New York--2.7%
New York City,
GO Notes (LOC; Bayerische
Landesbank)	3.60	8/7/06	3,000,000 a	3,000,000

North Carolina--3.6%
North Carolina Capital Facilities
Finance Agency, Revenue (Duke
University Project) (Liquidity
Facility; Morgan Stanley Bank)	3.68	8/7/06	4,000,000 a	4,000,000

Oregon--3.0%
Deschutes County Hospital Facility
Authority, HR (Cascade
Healthcare Community, Inc.)
(Insured; AMBAC and Liquidity
Facility; Morgan Stanley Bank)	3.65	8/7/06	3,345,000 a	3,345,000

Pennsylvania--.7%
Luzerne County Convention Center
Authority, Hotel Room Rent Tax
Revenue (LOC; Wachovia Bank)	3.66	8/7/06	800,000 a	800,000

South Carolina--2.7%
Spartanburg County School District
Number 1, GO Notes, BAN	5.18	11/16/06	3,000,000	3,017,897

Tennessee--3.6%
Tennessee School Bond Authority,
CP	3.70	11/9/06	4,000,000	4,000,000

Texas--5.0%
Harris County Health Facilities
Development Corporation, HR

(Texas Children's Hospital
Project) (Insured; MBIA and
LOC; JPMorgan Chase Bank)	3.67	8/1/06	1,000,000 a	1,000,000
North Central Texas Health
Facilities Development Corp.,
HR (Methodist Hospitals of
Dallas) (Insured; MBIA and
Liquidity Facility; Dexia
Credit Local)	3.66	8/1/06	500,000 a	500,000
Texas,
TRAN	4.50	8/31/06	3,000,000	3,003,590
Texas A&M University,
Revenue, CP	3.53	9/8/06	1,000,000	1,000,000

Utah--3.6%
Utah Transit Authority,
Subordinated Sales Tax Revenue
(LOC; Fortis Bank)	3.70	8/1/06	4,000,000 a	4,000,000

Washington--3.6%
Washington Housing Finance
Commission, MFMR (Wandering
Creek Project) (Insured; FHLMC
and Liquidity Facility; FHLMC)	3.73	8/7/06	4,000,000 a	4,000,000

Wisconsin--5.9%
University of Wisconsin Hospitals
and Clinics Authority, Health
Care Facilities Revenue
(Insured; MBIA and Liquidity
Facility; U.S. Bank NA)	3.64	8/7/06	4,000,000 a	4,000,000
Wisconsin Health and Education
Facilities Authority, Revenue
(Wheaton Franciscan Services
Inc. System) (LOC; Citibank NA)	3.64	8/7/06	2,500,000 a	2,500,000

Total Investments (cost $110,840,525)			99.9%	110,840,525
Cash and Receivables (Net)			.1%	141,484
Net Assets			100.0%	110,982,009
a Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company

CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier Tax Managed Growth Fund
July 31, 2006 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)

Consumer Discretionary--9.4%
CBS, Cl. B	32,500	891,475
Home Depot	11,000	381,810
McDonald's	75,000	2,654,250
McGraw-Hill Cos.	140,000	7,882,000
News, Cl. A	161,000	3,097,640
Viacom, Cl. B	24,500 a	853,825
		15,761,000
Consumer Staples--24.6%
Altria Group	129,000	10,316,130
Anheuser-Busch Cos.	45,000	2,166,750
Coca-Cola	182,500	8,121,250
Estee Lauder Cos., Cl. A	30,000	1,119,600
Nestle, ADR	71,800	5,883,292
PepsiCo	101,000	6,401,380
Procter & Gamble	125,000	7,025,000
		41,033,402
Energy--17.7%
BP, ADR	60,000	4,351,200
Chevron	120,000	7,893,600
ConocoPhillips	67,000	4,598,880
Exxon Mobil	178,512	12,092,403
Total, ADR	10,000	682,300
		29,618,383
Financial--15.0%
American Express	50,000	2,603,000
American International Group	18,425	1,117,844
Ameriprise Financial	15,000	669,000
Bank of America	81,896	4,220,101
Citigroup	160,833	7,769,842
JPMorgan Chase & Co.	90,000	4,105,800
Merrill Lynch & Co.	37,000	2,694,340
SunTrust Banks	25,000	1,971,750
		25,151,677
Food Retailing--7.0%
Wal-Mart Stores	90,000	4,005,000
Walgreen	163,000	7,625,140
		11,630,140
Health Care--10.1%
Abbott Laboratories	76,000	3,630,520
Eli Lilly & Co.	58,000	3,292,660
Johnson & Johnson	100,000	6,255,000
Merck & Co.	18,000	724,860
Pfizer	115,000	2,988,850
		16,891,890
Industrial--10.1%
Emerson Electric	50,000	3,946,000
General Electric	322,000	10,526,180
United Parcel Service, Cl. B	35,000	2,411,850
		16,884,030
Information Technology--5.3%
Intel	300,000	5,400,000

	Microsoft	145,000	3,484,350
			8,884,350
	Materials--.3%
	Arkema, ADR	250 a	9,691
	Praxair	10,000	548,400
			558,091
	Total Common Stocks
	(cost $132,690,562)		166,412,963

	Other Investment--.9%

	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $1,424,000)	1,424,000 b	1,424,000

	Total Investments (cost $134,114,562)	100.4%	167,836,963
	Liabilities, Less Cash and Receivables	(.4%)	(745,913)
	Net Assets	100.0%	167,091,050

	ADR - American Depository Receipts
a	Non-income producing security.
b		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Basic S&P 500 Stock Index Fund
July 31, 2006 (Unaudited)

Common Stocks--98.4%	Shares		Value ($)

Consumer Discretionary--9.6%
Amazon.com	36,400	a	978,796
Apollo Group, Cl. A	16,500	a	780,780
AutoNation	17,400	a,b	342,780
AutoZone	6,300	a	553,581
Bed Bath & Beyond	33,200	a	1,111,536
Best Buy	47,350	b	2,146,849
Big Lots	13,400	a,b	216,544
Black & Decker	8,950		631,064
Brunswick	11,150		329,705
Carnival	51,100	b	1,990,856
CBS, Cl. B	90,800		2,490,644
Centex	14,228	b	673,127
Circuit City Stores	17,686		433,307
Clear Channel Communications	59,150		1,712,392
Coach	45,300	a	1,300,563
Comcast, Cl. A	248,396	a	8,539,854
Darden Restaurants	15,150		512,070
Dillard's, Cl. A	7,300		219,219
Dollar General	36,646		491,789
Dow Jones & Co.	6,950	b	243,528
DR Horton	32,000		685,760
Eastman Kodak	33,750	b	750,937
EW Scripps, Cl. A	10,000		427,300
Family Dollar Stores	18,300		415,776
Federated Department Stores	65,060		2,284,257
Ford Motor	220,511	b	1,470,808
Fortune Brands	17,221		1,248,867
Gannett	27,950		1,456,754
Gap	64,650		1,121,678
General Motors	66,450	b	2,141,684
Genuine Parts	20,300		845,292
Goodyear Tire & Rubber	20,800	a,b	228,800
H & R Block	38,600		878,150
Harley-Davidson	31,550		1,798,350
Harman International Industries	7,900		633,580
Harrah's Entertainment	21,694		1,304,026
Hasbro	20,275		379,143
Hilton Hotels	38,850	b	929,681
Home Depot	243,000		8,434,530
International Game Technology	39,900		1,542,534
Interpublic Group of Cos.	51,300	a,b	420,147
JC Penney	27,650		1,740,844
Johnson Controls	22,956		1,762,103
Jones Apparel Group	13,200		390,720
KB Home	8,900		378,428
Kohl's	40,000	a	2,265,200
Leggett & Platt	21,400		488,348
Lennar, Cl. A	16,400		733,572
Limited Brands	40,300		1,013,948
Liz Claiborne	12,300		434,805
Lowe's Cos.	182,400		5,171,040

Marriott International, Cl. A	38,400	1,350,912
Mattel	45,750	825,330
McDonald's	146,500	5,184,635
McGraw-Hill Cos.	42,100	2,370,230
Meredith	4,960	234,261
New York Times, Cl. A	16,986 b	376,580
Newell Rubbermaid	32,578	858,756
News, Cl. A	278,100	5,350,644
Nike, Cl. B	22,150	1,749,850
Nordstrom	25,300 b	867,790
Office Depot	33,850 a	1,220,292
OfficeMax	8,314	341,789
Omnicom Group	20,050	1,774,625
Pulte Homes	24,992 b	712,272
RadioShack	15,952 b	257,944
Sears Holdings	11,441 a	1,570,277
Sherwin-Williams	13,100	662,860
Snap-On	6,850 b	287,769
Stanley Works	8,277	375,527
Staples	85,600	1,850,672
Starbucks	90,200 a	3,090,252
Starwood Hotels & Resorts
Worldwide	25,550	1,343,419
Target	101,550	4,663,176
Tiffany & Co.	16,500	521,235
Time Warner	503,400	8,306,100
TJX Cos.	53,750	1,309,888
Tribune	25,741 b	764,765
Univision Communications, Cl. A	26,250 a,b	876,750
VF	10,350	701,937
Viacom, Cl. B	84,800 a	2,955,280
Walt Disney	258,000	7,660,020
Wendy's International	13,697	824,012
Whirlpool	9,181	708,681
Yum! Brands	31,960	1,438,200
		132,862,776
Consumer Staples--9.6%
Alberto-Culver	8,916	434,566
Altria Group	245,500	19,632,635
Anheuser-Busch Cos.	90,900	4,376,835
Archer-Daniels-Midland	76,935	3,385,140
Avon Products	52,972	1,535,658
Brown-Forman, Cl. B	9,800	719,810
Campbell Soup	21,750	797,790
Clorox	17,750	1,063,935
Coca-Cola	241,000	10,724,500
Coca-Cola Enterprises	35,650	765,049
Colgate-Palmolive	60,500	3,588,860
ConAgra Foods	61,082	1,313,263
Constellation Brands, Cl. A	23,400 a	572,364
Costco Wholesale	55,400	2,922,904
CVS	96,236	3,148,842
Dean Foods	16,000 a	600,480
Estee Lauder Cos., Cl. A	14,000	522,480
General Mills	41,800	2,169,420
Hershey	20,900	1,148,873
HJ Heinz	39,350	1,651,520
Kellogg	28,650	1,380,070

Kimberly-Clark	54,100	3,302,805
Kroger	85,100	1,951,343
McCormick & Co.	15,600	546,936
Molson Coors Brewing, Cl. B	6,765 b	483,359
Pepsi Bottling Group	15,800	525,350
PepsiCo	194,320	12,316,002
Procter & Gamble	385,777	21,680,667
Reynolds American	10,050 b	1,274,139
Safeway	52,950	1,486,836
Sara Lee	89,400	1,510,860
Supervalu	24,033	651,535
SYSCO	72,708	2,006,741
Tyson Foods, Cl. A	29,600	418,840
UST	19,000 b	960,450
Wal-Mart Stores	294,000	13,083,000
Walgreen	118,800	5,557,464
Whole Foods Market	16,500	948,915
WM Wrigley, Jr.	26,087	1,196,350
		132,356,586
Energy--10.5%
Anadarko Petroleum	53,950	2,467,673
Apache	38,826	2,736,068
Baker Hughes	40,070	3,203,596
BJ Services	37,800	1,371,006
Chesapeake Energy	48,500 b	1,595,650
Chevron	260,564	17,139,900
ConocoPhillips	194,081	13,321,720
Consol Energy	21,500	884,940
Devon Energy	51,700	3,341,888
El Paso	81,836	1,309,376
EOG Resources	28,500	2,113,275
Exxon Mobil	711,356	48,187,255
Halliburton	121,400	4,049,904
Hess	28,350	1,499,715
Kerr-McGee	26,678	1,872,796
Kinder Morgan	12,300	1,254,600
Marathon Oil	42,585 b	3,859,904
Murphy Oil	19,500	1,003,470
Nabors Industries	36,500 a	1,289,180
National Oilwell Varco	20,600 a	1,381,024
Noble	16,150	1,158,763
Occidental Petroleum	50,400	5,430,600
Rowan Cos.	12,960	438,955
Schlumberger	138,700	9,272,095
Sunoco	15,636	1,087,327
Transocean	38,150 a	2,946,325
Valero Energy	72,400	4,881,932
Weatherford International	41,000 a	1,920,440
Williams Cos.	70,000	1,697,500
XTO Energy	42,766	2,009,574
		144,726,451
Financial--21.5%
ACE	38,200	1,968,446
Aflac	58,600	2,586,604
Allstate	74,650	4,241,613
AMBAC Financial Group	12,400	1,030,564
American Express	145,100	7,553,906
American International Group	305,396	18,528,375

Ameriprise Financial	28,780	1,283,588
AmSouth Bancorp	40,650	1,165,029
AON	37,450	1,281,913
Apartment Investment & Management, Cl. A	11,400	548,226
Archstone-Smith Trust	25,100	1,316,997
Bank of America	536,484	27,645,021
Bank of New York	90,728	3,049,368
BB & T	64,700	2,716,753
Bear Stearns Cos.	14,198	2,014,270
Boston Properties	10,700	1,050,740
Capital One Financial	35,600 b	2,753,660
Charles Schwab	121,350	1,927,038
Chubb	48,800	2,460,496
Cincinnati Financial	20,337	959,093
CIT Group	23,400	1,074,294
Citigroup	584,426 b	28,233,620
Comerica	19,100	1,118,305
Commerce Bancorp/NJ	21,700 b	737,149
Compass Bancshares	15,200	895,888
Countrywide Financial	71,398	2,558,190
E*Trade Financial	50,100 a	1,167,831
Equity Office Properties Trust	43,000	1,630,130
Equity Residential	34,250	1,592,967
Fannie Mae	113,750 b	5,449,762
Federated Investors, Cl. B	9,950	308,550
Fifth Third Bancorp	65,391	2,494,013
First Horizon National	14,500	607,550
Franklin Resources	18,000	1,646,100
Freddie Mac	81,250	4,701,125
Genworth Financial, Cl. A	42,900	1,471,470
Golden West Financial	30,100	2,217,166
Goldman Sachs Group	50,750	7,752,062
Hartford Financial Services Group	35,600	3,020,304
Huntington Bancshares/OH	28,876	703,131
Janus Capital Group	24,900	403,131
JPMorgan Chase & Co.	408,548	18,637,960
Keycorp	47,550	1,754,595
Kimco Realty	24,900	977,076
Legg Mason	15,500	1,293,785
Lehman Brothers Holdings	62,900	4,085,355
Lincoln National	33,750	1,912,950
Loews	47,700	1,767,762
M&T Bank	9,300	1,133,856
Marsh & McLennan Cos.	64,600	1,746,138
Marshall & Ilsley	26,450	1,242,357
MBIA	15,800 b	929,198
Mellon Financial	48,600	1,701,000
Merrill Lynch & Co.	108,650	7,911,893
MetLife	89,200	4,638,400
MGIC Investment	10,250 b	583,327
Moody's	28,700	1,575,056
Morgan Stanley	125,960	8,376,340
National City	63,800	2,296,800
North Fork Bancorporation	54,725	1,550,359
Northern Trust	21,750	1,241,925
Plum Creek Timber	21,700	739,102
PNC Financial Services Group	34,750	2,461,690
Principal Financial Group	32,550	1,757,700

Progressive	92,000	2,225,480
Prologis	28,800	1,594,080
Prudential Financial	57,850 b	4,549,324
Public Storage	9,700	778,813
Regions Financial	53,586	1,944,636
Safeco	14,000	752,080
Simon Property Group	21,550 b	1,843,172
SLM	48,350	2,432,005
Sovereign Bancorp	44,235	913,010
St. Paul Travelers Cos.	81,827	3,747,677
State Street	39,100	2,348,346
SunTrust Banks	42,800	3,375,636
Synovus Financial	37,900	1,071,054
T Rowe Price Group	31,200	1,288,872
Torchmark	11,816	714,514
UnumProvident	35,172 b	570,842
US Bancorp	209,257	6,696,224
Vornado Realty Trust	14,000	1,463,700
Wachovia	189,090	10,140,897
Washington Mutual	112,944	5,048,597
Wells Fargo & Co.	197,480	14,285,703
XL Capital, Cl. A	21,200	1,350,440
Zions Bancorporation	12,450	1,022,643
		296,336,807
Health Care--12.7%
Abbott Laboratories	179,450	8,572,326
Aetna	66,708	2,100,635
Allergan	17,950	1,935,907
AmerisourceBergen	24,700	1,062,100
Amgen	138,666 a	9,670,567
Applera - Applied Biosystems Group	21,800	700,870
Barr Pharmaceuticals	12,500 a	622,000
Bausch & Lomb	6,314 b	298,652
Baxter International	77,000	3,234,000
Becton, Dickinson & Co.	29,100	1,918,272
Biogen Idec	40,440 a	1,703,333
Biomet	28,975	954,436
Boston Scientific	142,803 a	2,429,079
Bristol-Myers Squibb	231,200	5,541,864
Cardinal Health	49,150	3,293,050
Caremark Rx	52,000	2,745,600
CIGNA	14,100	1,286,625
Coventry Health Care	18,900 a	996,030
CR Bard	12,200	865,834
Eli Lilly & Co.	132,850	7,541,894
Express Scripts	17,300 a,b	1,332,619
Fisher Scientific International	14,600 a	1,082,006
Forest Laboratories	38,300 a	1,773,673
Genzyme	30,650 a	2,092,782
Gilead Sciences	53,500 a,b	3,289,180
HCA	47,950	2,357,222
Health Management Associates, Cl. A	28,350	576,355
Hospira	18,345 a	801,493
Humana	19,350 a	1,082,245
IMS Health	23,500	644,840
Johnson & Johnson	348,096	21,773,405
King Pharmaceuticals	28,450 a,b	484,219
Laboratory Corp. of America

Holdings	14,700 a	946,974
Manor Care	9,250 b	462,962
McKesson	35,804	1,804,164
Medco Health Solutions	35,469 a	2,104,376
MedImmune	29,250 a,b	742,365
Medtronic	141,900	7,168,788
Merck & Co.	256,550	10,331,269
Millipore	6,250 a,b	391,563
Mylan Laboratories	24,700	542,412
Patterson Cos.	16,300 a,b	542,138
PerkinElmer	14,882	268,322
Pfizer	861,440	22,388,826
Quest Diagnostics	19,100 b	1,148,292
Schering-Plough	174,100	3,558,604
St. Jude Medical	42,400 a	1,564,560
Stryker	34,400	1,565,544
Tenet Healthcare	55,350 a	327,672
Thermo Electron	19,200 a	710,592
UnitedHealth Group	158,400	7,576,272
Waters	12,200 a	496,296
Watson Pharmaceuticals	11,950 a,b	267,561
WellPoint	74,900 a	5,580,050
Wyeth	158,250	7,670,378
Zimmer Holdings	29,220 a	1,847,873
		174,770,966
Industrial--10.8%
3M	88,600	6,237,440
Allied Waste Industries	28,400 a,b	288,544
American Power Conversion	19,950 b	336,756
American Standard Cos.	20,750	801,573
Avery Dennison	12,892	755,858
Boeing	94,044	7,280,886
Burlington Northern Santa Fe	42,917	2,957,410
Caterpillar	78,700	5,577,469
Cendant	117,586	1,764,966
Cintas	16,200 b	571,860
Cooper Industries, Cl. A	10,900	939,144
CSX	26,050	1,580,714
Cummins	5,447	637,299
Danaher	27,700	1,806,040
Deere & Co.	27,600	2,002,932
Dover	24,000	1,131,360
Eaton	17,642	1,130,852
Emerson Electric	48,300	3,811,836
Equifax	15,150	489,042
FedEx	35,892	3,758,251
Fluor	10,339	908,074
General Dynamics	47,500	3,183,450
General Electric	1,222,550	39,965,160
Goodrich	14,600	589,402
Honeywell International	97,300	3,765,510
Illinois Tool Works	48,700	2,227,051
Ingersoll-Rand, Cl. A	38,700	1,385,460
ITT Industries	21,700	1,096,935
L-3 Communications Holdings	14,300	1,053,195
Lockheed Martin	41,650	3,318,672
Masco	46,718	1,248,772
Monster Worldwide	15,050 a	602,000

Navistar International	7,300 a,b	163,228
Norfolk Southern	48,800	2,118,896
Northrop Grumman	40,412	2,674,870
Paccar	19,574 b	1,580,601
Pall	14,653	382,150
Parker Hannifin	14,190	1,025,086
Pitney Bowes	26,056	1,076,634
Raytheon	52,500	2,366,175
Raytheon (Warrants 6/16/2011)	1,549 a	19,982
Robert Half International	20,150	652,054
Rockwell Automation	20,900	1,295,382
Rockwell Collins	20,100	1,072,737
RR Donnelley & Sons	25,400	741,426
Ryder System	7,150	360,360
Southwest Airlines	82,993	1,493,044
Textron	15,250	1,371,128
Tyco International	239,482	6,248,085
Union Pacific	31,650	2,690,250
United Parcel Service, Cl. B	127,550	8,789,471
United Technologies	118,856	7,391,655
Waste Management	64,042	2,201,764
WW Grainger	9,000	558,810
		149,477,701
Information Technology--14.0%
ADC Telecommunications	13,750 a,b	168,163
Adobe Systems	70,400 b	2,007,104
Advanced Micro Devices	56,900 a	1,103,291
Affiliated Computer Services, Cl. A	13,900 a	707,927
Agilent Technologies	50,108 a	1,425,072
Altera	42,200 a,b	730,482
Analog Devices	42,500	1,374,025
Andrew	18,800 a	158,860
Apple Computer	100,000 a	6,796,000
Applied Materials	183,850	2,893,799
Autodesk	27,200 a	927,792
Automatic Data Processing	67,750	2,964,740
Avaya	48,368 a	447,888
Ball	12,300 b	471,090
BMC Software	25,050 a	586,671
Broadcom, Cl. A	53,875 a	1,292,461
CA	53,649	1,124,483
Ciena	69,100 a,b	250,833
Cisco Systems	717,750 a	12,811,837
Citrix Systems	21,450 a	681,466
Computer Sciences	22,050 a	1,155,200
Compuware	44,350 a	310,007
Comverse Technology	23,750 a	460,275
Convergys	16,450 a	313,866
Corning	183,100 a	3,491,717
Dell	267,100 a	5,790,728
eBay	135,900 a	3,271,113
Electronic Arts	36,000 a,b	1,695,960
Electronic Data Systems	60,950	1,456,705
EMC/Massachusetts	278,000 a	2,821,700
First Data	89,972	3,675,356
Fiserv	20,650 a,b	901,579
Freescale Semiconductor, Cl. B	47,713 a	1,360,775
Google, Cl. A	24,200 a	9,355,720

Hewlett-Packard	327,965	10,465,363
Intel	683,900	12,310,200
International Business Machines	182,300	14,111,843
Intuit	40,200 a,b	1,240,974
Jabil Circuit	20,900	482,790
JDS Uniphase	198,100 a,b	421,953
Juniper Networks	66,500 a,b	894,425
KLA-Tencor	23,400 b	987,246
Lexmark International, Cl. A	12,400 a	670,220
Linear Technology	35,700 b	1,154,895
LSI Logic	46,632 a	382,382
Lucent Technologies	526,671 a,b	1,121,809
Maxim Integrated Products	37,750	1,109,095
Micron Technology	85,450 a	1,332,165
Microsoft	1,031,450	24,785,744
Molex	16,725 b	530,517
Motorola	290,406	6,609,641
National Semiconductor	39,700	923,422
NCR	21,400 a	687,796
Network Appliance	43,950 a	1,304,875
Novell	39,900 a	258,951
Novellus Systems	14,950 a	378,385
Nvidia	41,400 a	916,182
Oracle	457,850 a	6,854,015
Parametric Technology	13,140 a	203,144
Paychex	39,275	1,342,419
PMC-Sierra	24,250 a	123,918
QLogic	19,000 a	332,310
Qualcomm	197,100	6,949,746
Sabre Holdings, Cl. A	15,626	323,458
SanDisk	23,000 a	1,073,180
Sanmina-SCI	62,650 a	216,769
Solectron	107,550 a	324,801
Sun Microsystems	411,200 a,b	1,788,720
Symantec	121,666 a	2,113,338
Symbol Technologies	29,854	329,887
Tektronix	9,868	269,100
Tellabs	52,650 a	494,910
Teradyne	23,350 a	306,819
Texas Instruments	183,200 b	5,455,696
Unisys	40,300 a	206,336
VeriSign	28,800 a	516,384
Xerox	107,998 a	1,521,692
Xilinx	40,400	819,716
Yahoo!	147,400 a	4,000,436
		193,632,352
Materials--2.8%
Air Products & Chemicals	26,350	1,684,556
Alcoa	102,338	3,065,023
Allegheny Technologies	10,233	653,786
Ashland	8,400	558,684
Bemis	12,300	377,610
Dow Chemical	113,113	3,911,448
Eastman Chemical	9,626	477,738
Ecolab	21,450	923,851
EI Du Pont de Nemours & Co.	108,294	4,294,940
Freeport-McMoRan Copper & Gold, Cl. B	22,200	1,211,232
Hercules	13,350 a,b	185,565

International Flavors & Fragrances	9,300	344,100
International Paper	57,938	1,989,012
Louisiana-Pacific	12,500	250,000
MeadWestvaco	21,346	557,558
Monsanto	63,576	2,733,132
Newmont Mining	52,824	2,706,174
Nucor	36,600	1,946,022
Pactiv	16,550 a	405,641
Phelps Dodge	23,950	2,091,793
PPG Industries	19,521	1,201,322
Praxair	38,000	2,083,920
Rohm & Haas	17,055	786,577
Sealed Air	9,581	452,606
Sigma-Aldrich	7,900	549,050
Temple-Inland	13,000	553,020
United States Steel	14,650	923,975
Vulcan Materials	11,850	793,594
Weyerhaeuser	28,900	1,695,274
		39,407,203
Telecommunication Services--3.4%
Alltel	45,750	2,524,028
AT & T	457,144	13,709,749
BellSouth	212,700	8,331,459
CenturyTel	13,700	528,409
Citizens Communications	38,200	490,106
Embarq	17,560	794,590
Qwest Communications International	184,074 a,b	1,470,751
Sprint Nextel	350,203	6,934,019
Verizon Communications	342,992	11,599,989
Windstream	55,700 b	697,921
		47,081,021
Utilities--3.5%
AES	77,400 a	1,537,164
Allegheny Energy	19,200 a	788,160
Ameren	24,150 b	1,243,725
American Electric Power	46,290	1,671,995
Centerpoint Energy	36,644	503,489
CMS Energy	25,950 a,b	363,560
Consolidated Edison	28,900 b	1,354,543
Constellation Energy Group	21,050	1,219,005
Dominion Resources/VA	40,834	3,204,652
DTE Energy	20,900 b	884,488
Duke Energy	145,180	4,401,858
Dynegy, Cl. A	43,350 a	244,061
Edison International	38,300	1,584,854
Entergy	24,450 b	1,885,095
Exelon	78,574	4,549,435
FirstEnergy	38,731	2,168,936
FPL Group	47,500 b	2,049,150
KeySpan	20,600	829,562
Nicor	5,250 b	230,055
NiSource	32,050 b	729,137
Peoples Energy	4,520 b	190,789
PG & E	40,800 b	1,700,544
Pinnacle West Capital	11,700 b	503,217
PPL	44,700	1,520,694
Progress Energy	29,724	1,294,480
Public Service Enterprise Group	29,550	1,992,556

Sempra Energy		30,442	1,469,131
Southern		87,250 b	2,947,305
TECO Energy		24,500	390,530
TXU		54,340	3,490,258
Xcel Energy		47,680	955,507
			47,897,935
Total Common Stocks
(cost $1,027,153,351)			1,358,549,798

		Principal
Short-Term Investments--.6%		Amount ($)	Value ($)

U.S. Treasury Bills
4.75%, 9/7/06		2,600,000 c	2,587,182
4.90%, 10/12/06		500,000	495,145
4.94%, 10/26/06		4,600,000 c	4,546,511
Total Short-Term Investments
(cost $7,628,126)			7,628,838

Other Investment--2.3%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $31,202,000)		31,202,000 d	31,202,000

Investment of Cash Collateral
for Securities Loaned--3.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $51,628,261)		51,628,261 d	51,628,261

Total Investments (cost $1,117,611,738)		105.0%	1,449,008,897
Liabilities, Less Cash and Receivables		(5.0%)	(68,897,596)
Net Assets		100.0%	1,380,111,301

a Non-income producing security.
b	All or a portion of these securities are on loan. At July 31, 2006, the total market value of the fund's securities on loan
	is $49,048,549 and the total market value of the collateral held by the fund is $51,628,261.
c	All or partially held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2006 (Unaudited)

	Market Value		Unrealized
	Covered by		Appreciation
Contracts	Contracts ($)	Expiration	at 7/31/2006 ($)

Financial Futures Long
Standard & Poor's 500 67	21,470,150	September 2006	220,375

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Reserves
July 31, 2006 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--62.8%	of Purchase (%)	Amount ($)	Value ($)

8/17/06
(cost $74,842,500)	4.78	75,000,000	74,842,500

Repurchase Agreements--37.6%

Citigroup Global Markets Holdings Inc.
dated 7/31/06, due 8/1/06 in the amount of
$17,002,470 (fully collateralized by $20,823,076 U.S.
Treasury Strips, due 5/15/10, value $17,340,000)	5.23	17,000,000	17,000,000
Goldman, Sachs & Co.
dated 7/31/06, due 8/1/06 in the amount of
$10,801,530 (fully collateralized by $10,424,000 U.S.
Treasury Notes, 6%, due 8/15/09, value $11,017,009)	5.10	10,800,000	10,800,000
Greenwich Capital Markets
dated 7/31/06, due 8/1/06 in the amount of
$17,002,470 (fully collateralized by $17,170,000 U.S.
Treasury Notes, 4.785%, due 4/30/11, value
$17,340,971)	5.23	17,000,000	17,000,000
Total Repurchase Agreements
(cost $44,800,000)			44,800,000
Total Investments (cost $119,642,500)		100.4%	119,642,500
Liabilities, Less Cash and Receivables		(.4%)	(501,361)
Net Assets		100.0%	119,141,139

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Balanced Fund
July 31, 2006 (Unaudited)

Common Stocks--62.3%	Shares	Value ($)

Consumer Discretionary--4.6%
Harrah's Entertainment	8,400	504,924
Hilton Hotels	58,900	1,409,477
Home Depot	17,100	593,541
McDonald's	28,200	997,998
News, Cl. A	60,700	1,167,868
Target	31,900	1,464,848
		6,138,656
Consumer Staples--7.2%
Altria Group	33,200	2,655,004
Cadbury Schweppes, ADR	22,600	887,276
CVS	56,900	1,861,768
Dean Foods	11,300 a	424,089
PepsiCo	25,800	1,635,204
Procter & Gamble	24,200	1,360,040
Walgreen	14,900	697,022
		9,520,403
Energy--6.6%
Chesapeake Energy	24,500	806,050
ConocoPhillips	11,000	755,040
Exxon Mobil	39,600	2,682,504
Grant Prideco	24,600 a	1,119,546
Schlumberger	20,700	1,383,795
Transocean	13,000 a	1,003,990
Weatherford International	22,100 a	1,035,164
		8,786,089
Financial--11.2%
Affiliated Managers Group	13,500 a	1,235,925
Axis Capital Holdings	35,600	1,052,336
Bank of America	57,000	2,937,210
Capital One Financial	18,200	1,407,770
Countrywide Financial	36,500	1,307,795
JPMorgan Chase & Co.	56,600	2,582,092
Merrill Lynch & Co.	24,200	1,762,244
State Street	10,000	600,600
Wachovia	34,900	1,871,687
		14,757,659
Health Care--8.6%
Abbott Laboratories	33,300	1,590,741
Alcon	12,400	1,369,208
Amgen	18,400 a	1,283,216
Caremark Rx	6,600	348,480
Fisher Scientific International	11,200 a	830,032
Genzyme	14,700 a	1,003,716
Johnson & Johnson	27,200	1,701,360
WellPoint	19,700 a	1,467,650
Wyeth	38,100	1,846,707
		11,441,110
Industrial--6.3%
3M	15,200	1,070,080
Burlington Northern Santa Fe	18,800	1,295,508
Danaher	28,200	1,838,640

Emerson Electric			21,000	1,657,320
General Electric			75,400	2,464,826
				8,326,374
Information Technology--13.8%
Adobe Systems			54,900 a	1,565,199
Apple Computer			23,500 a	1,597,060
Autodesk			35,900 a	1,224,549
Broadcom, Cl. A			23,600 a	566,164
Cisco Systems			99,800 a	1,781,430
Citrix Systems			19,200 a	609,984
Corning			27,900 a	532,053
Electronic Arts			19,700 a	928,067
EMC/Massachusetts			32,900 a	333,935
Google, Cl. A			3,140 a	1,213,924
Hewlett-Packard			48,400	1,544,444
Intel			36,100	649,800
Microchip Technology			29,600	954,896
Microsoft			100,700	2,419,821
Motorola			20,100	457,476
Qualcomm			27,800	980,228
Yahoo!			35,900 a	974,326
				18,333,356
Materials--1.7%
Air Products & Chemicals			16,000	1,022,880
EI Du Pont de Nemours & Co.			29,200	1,158,072
				2,180,952
Telecommunication Services--1.7%
AT & T			46,900	1,406,531
Verizon Communications			23,800	804,916
				2,211,447
Utilities--.6%
Sempra Energy			16,800	810,768
Total Common Stocks
(cost $76,813,675)				82,506,814

	Coupon	Maturity	Principal
Bonds and Notes--33.8%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.2%
L-3 Communications,
Sr. Sub. Notes, Ser. B	6.38	10/15/15	30,000	28,950
L-3 Communications,
Gtd. Notes	7.63	6/15/12	120,000	122,100
Northrop Grumman,
Gtd. Notes	7.13	2/15/11	75,000	79,565
Raytheon,
Sr. Notes	5.50	11/15/12	65,000	64,352
				294,967
Agricultural--.2%
Altria Group,
Debs.	7.75	1/15/27	270,000	314,505
Asset-Backed Ctfs./Automobile Receivables--1.3%
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	195,000	191,495
WFS Financial Owner Trust,
Ser. 2003-3, Cl. A4	3.25	5/20/11	1,506,558	1,485,109
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	105,000	103,282
				1,779,886

Asset-Backed Ctfs./Home Equity Loans--.2%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	175,000 b	172,622
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M3	5.83	5/25/35	75,000	73,766
				246,388
Asset-Backed Ctfs./Manufactured Housing--.1%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	134,060	138,860
Auto Manufacturing--.1%
DaimlerChrysler NA Holding,
Notes	4.88	6/15/10	50,000	48,218
DaimlerChrysler NA Holding,
Gtd. Notes	8.50	1/18/31	60,000	69,486
				117,704
Automotive, Trucks & Parts--.0%
Johnson Controls,
Sr. Notes	5.25	1/15/11	30,000	29,446
Banking--1.5%
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	105,000	106,312
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	200,000 b,c	187,021
Colonial Bank NA/Montgomery, AL,
Sub. Notes	8.00	3/15/09	40,000	41,693
Northern Rock,
Sub. Notes	5.60	4/30/49	190,000 b,c	180,676
Rabobank Capital Funding II,
Bonds	5.26	12/31/49	490,000 b,c	468,191
Resona Bank,
Notes	5.85	9/30/49	130,000 b,c	123,863
Sovereign Bancorp,
Sr. Notes	4.80	9/1/10	140,000 c	135,308
Sumitomo Mitsui Banking,
Notes	5.63	7/29/49	100,000 b,c	95,046
USB Capital IX,
Gtd. Notes	6.19	4/15/42	110,000 b	109,195
Washington Mutual,
Sub. Notes	4.63	4/1/14	355,000	323,673
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	95,000	98,564
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	140,000	140,437
				2,009,979
Building & Construction--.2%
American Standard,
Gtd. Notes	7.38	2/1/08	85,000	86,739
American Standard,
Gtd. Notes	7.63	2/15/10	120,000	126,068
				212,807
Chemicals--.4%
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	45,000	47,588
ICI Wilmington,
Gtd. Notes	5.63	12/1/13	190,000	183,749
Lubrizol,
Sr. Notes	4.63	10/1/09	145,000	140,571
Lubrizol,

Debs.	6.50	10/1/34	200,000	196,056
				567,964
Commercial & Professional Services--.2%
Erac USA Finance,
Bonds	5.60	5/1/15	90,000 c	86,754
Erac USA Finance,
Notes	7.95	12/15/09	50,000 c	53,330
RR Donnelley & Sons,
Notes	4.95	4/1/14	200,000	182,388
				322,472
Commercial Mortgage Pass-Through Ctfs.--1.5%
Banc of America Commercial
Mortgage, Ser. 2005-2, Cl. A2	4.25	7/10/43	250,000	245,643
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.87	9/11/38	100,000 b	100,516
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	6.13	2/15/17	275,000 c	282,897
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	70,000 c	69,050
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	90,000 c	89,848
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	35,000 c	35,034
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	200,000	197,387
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP7, Cl. ASB	6.07	4/15/45	95,000 b	96,605
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2	4.96	7/12/38	145,000	142,212
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.40	11/12/37	45,000	44,614
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A2	5.09	10/12/52	150,000	147,606
Washington Mutual Asset
Securities, Ser. 2003-C1A,
Cl. A	3.83	1/25/35	494,304 c	474,020
				1,925,432
Diversified Financial Services--2.8%
American Express,
Notes	6.80	9/1/66	45,000 b	45,539
Ameriprise Financial,
Jr. Sub. Bonds	7.52	6/1/66	100,000 b	103,021
Amvescap,
Gtd. Notes	5.38	2/27/13	180,000	174,460
Bear Stearns Cos.,
Notes	4.50	10/28/10	100,000	96,207
Boeing Capital,
Sr. Notes	7.38	9/27/10	160,000	171,065
CIT Group,
Sr. Notes	4.75	8/15/08	135,000	133,170
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	80,000	74,338
Credit Suisse USA,
Notes	5.13	8/15/15	135,000	128,315
Credit Suisse USA,

Sr. Notes, Ser. 1	5.32	6/5/09	115,000 b	115,066
Glencore Funding,
Gtd. Notes	6.00	4/15/14	225,000 c	209,587
Glitnir Banki,
Sub. Notes	6.69	6/15/16	115,000 b,c	115,417
Goldman Sachs Group,
Notes	4.50	6/15/10	140,000	134,950
HSBC Finance Capital Trust IX,
Notes	5.91	11/30/35	410,000 b	400,134
HSBC Finance,
Notes	5.50	1/19/16	115,000	111,548
International Lease Finance,
Notes	4.75	1/13/12	205,000	196,101
Jefferies Group,
Sr. Notes	5.50	3/15/16	210,000	198,710
John Deere Capital,
Sr. Notes, Ser. D	4.40	7/15/09	90,000	87,470
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	260,000 d	248,020
Kaupthing Bank,
Notes	7.13	5/19/16	100,000 c	101,256
Lehman Brothers Holdings,
Notes	5.50	4/4/16	50,000	48,422
MBNA,
Notes	6.13	3/1/13	220,000	225,946
Mizuho JGB Investment,
Bonds	9.87	12/29/49	115,000 b,c	123,454
Morgan Stanley,
Sub. Notes	4.75	4/1/14	155,000	144,177
Nuveen Investments,
Sr. Notes	5.00	9/15/10	80,000	77,606
Residential Capital,
Gtd. Notes	6.13	11/21/08	45,000	44,732
Residential Capital,
Sr. Unscd. Notes	6.38	6/30/10	130,000	129,673
Residential Capital,
Gtd. Notes	7.34	4/17/09	135,000 b,c	134,948
				3,773,332
Diversified Metals & Mining--.1%
Southern Copper,
Sr. Notes	7.50	7/27/35	110,000	109,394
Electric Utilities--.8%
American Electric Power,
Sr. Notes	5.25	6/1/15	175,000	165,700
Consumers Energy,
First Mortgage Bonds	5.00	2/15/12	235,000	224,791
Dominion Resources/VA,
Sr. Unscd. Notes, Ser. E	7.20	9/15/14	185,000	197,021
DTE Energy,
Sr. Unsub. Notes	6.35	6/1/16	60,000	60,543
FirstEnergy,
Notes, Ser. B	6.45	11/15/11	85,000	87,466
Mirant North America,
Sr. Notes	7.38	12/31/13	58,000 c	56,042
National Grid,
Notes	6.30	8/1/16	140,000	141,197
Nevada Power,
Mortgage Notes	5.95	3/15/16	20,000 c	19,350

NiSource Finance,
Gtd. Notes	5.25	9/15/17	100,000	91,802
Sierra Pacific Power,
Mortgage Notes	6.25	4/15/12	60,000	60,131
				1,104,043
Environmental Control--.3%
Republic Services,
Sr. Notes	6.75	8/15/11	85,000	88,650
Waste Management,
Gtd. Notes	6.88	5/15/09	75,000	77,486
Waste Management,
Sr. Notes	7.00	7/15/28	175,000	184,829
				350,965
Food & Beverages--.2%
HJ Heinz,
Notes	6.43	12/1/20	60,000 c	61,045
Safeway,
Sr. Unscd. Debs.	7.25	2/1/31	110,000	114,055
Stater Brothers Holdings,
Sr. Notes	8.13	6/15/12	65,000	64,837
Tyson Foods,
Sr. Unscd. Notes	6.85	4/1/16	50,000	49,422
				289,359
Foreign Government--.8%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes	5.87	6/16/08	190,000 b	187,872
Export-Import Bank of Korea,
Sr. Notes	4.50	8/12/09	175,000	169,770
Federal Republic of Brazil,
Bonds BRL	12.50	1/5/16	500,000 d,e	230,981
Republic of Argentina,
Bonds	4.89	8/3/12	180,000 b	152,350
Republic of South Africa,
Notes	9.13	5/19/09	230,000	249,665
United Mexican States,
Notes	7.50	1/14/12	120,000	129,720
				1,120,358
Health Care--.5%
Coventry Health Care,
Sr. Notes	5.88	1/15/12	145,000	142,178
Medco Health Solutions,
Sr. Notes	7.25	8/15/13	50,000	53,519
Quest Diagnostics,
Gtd. Notes	5.13	11/1/10	55,000	53,949
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	85,000	77,059
UnitedHealth Group,
Sr. Unscd. Notes	5.38	3/15/16	135,000	129,891
WellPoint,
Unscd. Notes	5.00	1/15/11	70,000	68,350
Wyeth,
Notes	6.95	3/15/11	95,000	100,048
				624,994
Lodging & Entertainment--.2%
MGM Mirage,
Gtd. Notes	6.00	10/1/09	65,000	63,538
Mohegan Tribal Gaming Authority,

Sr. Notes	6.13	2/15/13	110,000	105,050
Station Casinos,
Sr. Notes	6.00	4/1/12	130,000	122,688
				291,276
Media--.6%
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	320,000	329,200
Comcast,
Gtd. Notes	5.50	3/15/11	200,000	198,366
News America Holdings,
Debs.	7.70	10/30/25	130,000	140,783
Time Warner,
Gtd. Notes	6.75	4/15/11	145,000	149,368
				817,717
Oil & Gas--.4%
Chesapeake Energy,
Gtd. Notes	7.63	7/15/13	40,000	40,850
Enterprise Products Operating,
Sr. Notes, Ser. B	5.60	10/15/14	220,000	211,523
Hess,
Unscd. Notes	6.65	8/15/11	125,000	129,772
Oneok,
Notes	5.20	6/15/15	65,000	60,135
Pemex Project Funding Master
Trust, Gtd. Notes	5.75	12/15/15	100,000 c	95,393
				537,673
Packaging & Containers--.2%
Crown Americas/Capital,
Sr. Notes	7.63	11/15/13	90,000 c	89,325
Crown Americas/Capital,
Sr. Notes	7.75	11/15/15	50,000 c	49,563
Sealed Air,
Notes	5.63	7/15/13	100,000 c	96,821
				235,709
Paper & Forest Products--.3%
Georgia-Pacific,
Sr. Notes	8.00	1/15/24	130,000	123,825
Sappi Papier Holding,
Gtd. Notes	6.75	6/15/12	45,000 c	42,473
Temple-Inland,
Bonds	6.63	1/15/18	90,000	91,355
Westvaco,
Unscd. Debs.	7.95	2/15/31	85,000	90,704
Weyerhaeuser,
Unscd. Debs.	7.13	7/15/23	70,000	69,774
				418,131
Property-Casualty Insurance--.7%
Ace Capital Trust II,
Gtd. Bonds	9.70	4/1/30	75,000	95,376
Aegon Funding,
Gtd. Notes	5.75	12/15/20	140,000	136,436
AON Capital Trust A,
Gtd. Cap. Secs.	8.21	1/1/27	85,000	93,522
Assurant,
Sr. Notes	6.75	2/15/34	125,000	126,170
ING Groep,
Bonds	5.78	12/29/49	110,000 b	105,707
Lincoln National,

Bonds	7.00	5/17/66	60,000 b,d	61,036
Metlife,
Sr. Unscd. Notes	5.00	6/15/15	310,000	291,694
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	55,000	55,283
				965,224
Real Estate Investment Trusts--1.5%
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	150,000	142,931
Arden Realty,
Notes	5.25	3/1/15	125,000	121,103
Boston Properties,
Sr. Notes	5.00	6/1/15	135,000	125,591
Duke Realty,
Sr. Notes	5.88	8/15/12	440,000	444,204
EOP Operating,
Sr. Notes	7.00	7/15/11	195,000	204,276
ERP Operating,
Notes	5.13	3/15/16	80,000	75,062
ERP Operating,
Notes	5.25	9/15/14	40,000	38,436
ERP Operating,
Unscd. Notes	5.38	8/1/16	30,000	28,615
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	75,000	72,911
Federal Realty Investment Trust,
Notes	6.00	7/15/12	25,000	25,268
Healthcare Realty Trust,
Sr. Notes	5.13	4/1/14	155,000	144,690
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	70,000	68,017
Mack-Cali Realty,
Notes	5.25	1/15/12	100,000	97,020
Mack-Cali Realty,
Bonds	5.80	1/15/16	110,000	106,999
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	50,000	48,949
Regency Centers,
Gtd. Notes	5.25	8/1/15	45,000	42,605
Simon Property Group,
Notes	4.88	8/15/10	175,000	170,848
Simon Property Group,
Unscd. Notes	5.75	5/1/12	8,000	7,971
				1,965,496
Residential Mortgage Pass-Through Ctfs.--1.5%
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	270,000 b	260,127
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	1,175,668	1,177,256
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B2	6.06	6/25/36	24,995 b	24,670
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	125,000 b	119,941
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	150,000 b	145,037
Washington Mutual,
Ser. 2005-AR4, Cl. A4B	4.68	4/25/35	200,000 b	194,903

				1,921,934
Retail--.1%
Darden Restaurants,
Sr. Unscd. Notes	6.00	8/15/35	100,000	88,152
Yum! Brands,
Sr. Notes	6.25	4/15/16	35,000	35,135
				123,287
Technology--.0%
Freescale Semiconductor,
Sr. Notes	6.88	7/15/11	45,000	45,900
Telecommunications--.9%
AT & T,
Sr. Notes	7.30	11/15/11	100,000	107,143
Deutsche Telekom International
Finance, Gtd. Bonds	8.25	6/15/30	210,000	246,370
New Cingular Wireless Services,
Sr. Notes	8.75	3/1/31	75,000	93,133
Nextel Communications,
Sr. Notes, Ser. F	5.95	3/15/14	85,000	82,496
Nordic Telephone Holdings,
Sr. Notes EUR	8.25	5/1/16	50,000 c,e	66,834
Sprint Capital,
Gtd. Notes	8.75	3/15/32	265,000	323,702
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	90,000	90,491
Verizon Global Funding,
Notes	7.75	6/15/32	75,000	82,005
Windstream,
Sr. Notes	8.13	8/1/13	85,000 c	88,825
Windstream,
Sr. Notes	8.63	8/1/16	25,000 c	26,125
				1,207,124
Textiles & Apparel--.1%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	105,000	103,402
Transportation--.2%
Ryder System,
Notes	5.00	6/15/12	90,000	85,326
Union Pacific,
Notes	3.88	2/15/09	200,000	192,802
				278,128
U.S. Government Agencies/Mortgage-Backed--11.8%
Federal Home Loan Mortgage Corp.;
3.50%, 9/1/10			51,622	48,314
Federal National Mortgage Association:
4.50%			1,290,000 f	1,231,950
5.00%			4,995,000 f	4,791,027
5.50%			4,745,000 f	4,647,449
6.00%			1,820,000 f	1,835,925
4.00%, 5/1/10			299,680	285,538
5.50%, 9/1/34			173,504	169,022
Government National Mortgage Association I:
5.50%, 4/15/33 - 4/15/34			922,346	904,258
Ser. 2005-90, Cl. A, 3.76%,
9/16/28			221,908	212,720
Ser. 2005-29, Cl. A, 4.02%,
7/16/27			163,774	157,953
Ser. 2006-6, Cl. A 4.05%,

10/16/23			34,503	33,490
Ser. 2006-3, Cl. A, 4.21%,
1/16/28			271,618	263,089
Ser. 2006-5, Cl. A 4.24%,
7/16/29			197,384	191,222
Ser. 2005-32, Cl. B, 4.39%,
8/16/30			200,000	194,530
Ser. 2005-87, Cl. A, 4.45%,
3/16/25			140,997	137,472
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29			390,000	387,388
				15,491,347
U.S. Government Securities--3.9%
U.S. Treasury Bonds	4.50	2/15/36	1,617,000 d	1,476,397
U.S. Treasury Bonds	5.25	11/15/28	50,000 d	50,637
U.S. Treasury Bonds	6.25	5/15/30	65,000 d	74,826
U.S. Treasury Inflation Protected
Securities	3.00	7/15/12	1,475,152 d,g	1,525,873
U.S. Treasury Notes	2.38	8/31/06	50,000 h	49,902
U.S. Treasury Notes	4.50	2/15/16	140,000 d	134,892
U.S. Treasury Notes	4.63	2/29/08	780,000 d	775,552
U.S. Treasury Notes	4.88	5/31/11	560,000 d	559,082
U.S. Treasury Notes	5.13	5/15/16	390,000 d	394,175
				5,041,336
Total Bonds and Notes
(cost $45,710,888)				44,776,539

			Face Amount
			Covered by
Options--.0%			Contracts ($)	Value ($)

Call Option
U.S. Treasury Notes, 4.50%,
2/28/2011, September 2006 @
101.070313
(cost $3,125)			2,000,000	156

Other Investment--13.1%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $17,423,000)			17,423,000 i	17,423,000

Investment of Cash Collateral
for Securities Loaned--3.9%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,161,361)			5,161,361 i	5,161,361

Total Investments (cost $145,112,049)			113.1%	149,867,870
Liabilities, Less Cash and Receivables			(13.1%)	(17,393,420)
Net Assets			100.0%	132,474,450

ADR - American Depository Receipts
a Non-income producing security.

b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006,

these securities amounted to $3,657,496 or 2.8% of net assets.
d	All or a portion of these securities are on loan. At July 31, 2006, the total market value of the fund's securities on loan is $5,029,936 and the total market value of the collateral held by the fund is $5,161,361.
e	Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real EUR--Euro
f	Purchased on a forward commitment basis.
g	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
h	Held by a broker as collateral for open financial futures positions.
i	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2006 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2006 ($)

Financial Futures Long
U.S. Treasury 2 year Note	17	3,458,969	September 2006	8,788
U.S. Treasury 5 year Note	43	4,481,406	September 2006	5,853
Financial Futures Short
U.S. Treasury 10 year Note	16	(1,696,500)	September 2006	(13,322)
U.S. Treasury 30 year Bond	20	(2,165,625)	September 2006	(19,215)
				(17,896)

STATEMENT OF OPTIONS WRITTEN
July 31, 2006 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)

Put Options
U.S. Treasury Notes, 4.5%, 2/28/2011
September 2006 @ 96.164063	2,000,000	(547)
(Premium received $2,031)

STATEMENT OF INVESTMENTS
Dreyfus Premier Limited Term Income Fund
July 31, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--139.6%	Rate (%)	Date	Amount ($)	Value ($)

Agricultural--.5%
Altria Group,
Debs.	7.75	1/15/27	175,000	203,846
Asset-Backed Ctfs./Automobile Receivables--2.4%
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C	4.19	7/15/09	100,000	98,498
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	225,000	220,955
Hyundai Auto Receivables Trust,
Ser. 2004-A, Cl. B	3.46	8/15/11	80,000	78,044
Nissan Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A1	4.66	2/15/07	48,733	48,724
USAA Auto Owner Trust,
Ser. 2004-1, Cl. A3	2.06	4/15/08	167,436	166,456
WFS Financial Owner Trust,
Ser. 2004-4, Cl. C	3.21	5/17/12	118,208	115,301
WFS Financial Owner Trust,
Ser. 2004-3, Cl. B	3.51	2/17/12	73,384	71,938
Whole Auto Loan Trust,
Ser. 2003-1, Cl. A4	2.58	3/15/10	166,603	165,008
				964,924
Asset-Backed Ctfs./Credit Cards--.8%
Capital One Multi-Asset Execution
Trust, Ser. 2004-C1, Cl. C1	3.40	11/16/09	325,000	321,781
Asset-Backed Ctfs./Home Equity Loans--11.4%
ACE Securities,
Ser. 2005-HE2, Cl. A2A	5.48	4/25/35	540 a	540
ACE Securities,
Ser. 2005-HE1, Cl. A2A	5.51	2/25/35	23,624 a	23,639
ACE Securities,
Ser. 2006-ASL1, Cl. A	5.53	2/25/36	55,132 a	55,171
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	55,000 a	54,252
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	145,000 a	138,420
Bear Stearns Asset Backed
Securities, Ser. 2005-HE3,
Cl. 1A1	5.47	3/25/35	40,333 a	40,361
Carrington Mortgage Loan Trust,
Ser. 2006-RFC1, Cl. A1	5.43	4/25/36	92,798 a	92,855
Centex Home Equity,
Ser. 2006-A, Cl. AV1	5.44	6/25/36	37,437 a	37,456
Countrywide Asset-Backed
Certificates, Ser. 2006-SPS1,
Cl. A	5.45	12/25/25	198,061 a	198,090
Countrywide Asset-Backed
Certificates, Ser. 2004-3,
Cl. M3	6.26	5/25/34	25,000 a	25,165
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB1,
Cl. AF1	5.46	1/25/36	120,441 a	119,785

Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF5	5.65	12/25/35	140,000 a	136,769
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	90,254 a	89,915
CS First Boston Mortgage
Securities, Ser. 2005-FIX1,
Cl. A5	4.90	5/25/35	290,000 a	275,432
First Franklin Mortgage Loan
Asset-Backed Certificates,
Ser. 2004-FF6, Cl. M2	6.64	7/25/34	200,000 a	203,273
First NLC Trust,
Ser. 2005-3, Cl. AV2	5.62	12/25/35	175,000 a	175,187
GSAMP Trust,
Ser. 2006-S4, Cl. A1	5.48	5/25/36	116,872 a	116,951
Home Equity Mortgage Trust,
Ser. 2006-3, Cl. A1	5.47	9/25/36	53,513 a	53,450
Morgan Stanley ABS Capital I,
Ser. 2006-HE3, Cl. A2A	5.43	4/25/36	72,809 a	72,854
Morgan Stanley Home Equity Loans,
Ser. 2006-3, Cl. A1	5.44	4/25/36	72,856 a	72,900
Ownit Mortgage Loan Asset-Backed
Certificates, Ser. 2006-2,
Cl. A2A	5.47	1/25/37	464,709 a	465,129
Renaissance Home Equity Loan
Trust, Ser. 2006-1, Cl. AF2	5.53	5/25/36	205,000 a	204,174
Renaissance Home Equity Loan
Trust, Ser. 2006-2, Cl. AF1	6.00	8/25/36	212,573 a	212,573
Renaissance Home Equity Loan
Trust, Ser. 2006-2, Cl. M1	6.25	8/25/36	95,000 a	94,139
Residential Asset Mortgage
Products, Ser. 2006-NC2,
Cl. A1	5.40	2/25/36	278,882 a	279,126
Residential Asset Mortgage
Products, Ser. 2005-EFC6,
Cl. 1A1	5.48	11/25/35	231,431 a	231,623
Residential Asset Mortgage
Products, Ser. 2005-RS2,
Cl. AII1	5.50	2/25/35	25,013 a	25,031
Residential Asset Mortgage
Products, Ser. 2004-RS12,
Cl. AII1	5.52	6/25/27	8,741 a	8,747
Residential Asset Mortgage
Products, Ser. 2003-RS9,
Cl. MI1	5.80	10/25/33	105,000 a	103,807
Residential Asset Securities,
Ser. 2005-EMX1, Cl. AI1	5.49	3/25/35	73,887 a	73,941
Residential Asset Securities,
Ser. 2002-KS4, Cl. AIIB	5.64	7/25/32	177,117 a	177,275
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M1	5.82	9/25/35	300,000 a	301,461
Soundview Home Equity Loan Trust,
Ser. 2005-A, Cl. M5	6.19	4/25/35	125,000 a	126,672
Specialty Underwriting &
Residential Finance,
Ser. 2006-BC2, Cl. A2A	5.45	2/25/37	108,252 a	108,326
Specialty Underwriting &

Residential Finance,
Ser. 2005-BC1, Cl. A1A	5.50	12/25/35	26,066 a	26,085
Wells Fargo Home Equity Trust,
Ser. 2006-1, Cl. A1	5.42	5/25/36	95,464 a	95,522
				4,516,096
Asset-Backed Ctfs./Manufactured Housing--.7%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	134,060	138,860
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	120,000	118,703
				257,563
Auto Manufacturing--.5%
DaimlerChrysler NA Holding,
Notes	4.88	6/15/10	65,000	62,684
DaimlerChrysler NA Holding,
Gtd. Notes	7.30	1/15/12	110,000	115,776
				178,460
Automotive, Trucks & Parts--.2%
Johnson Controls,
Sr. Notes	5.25	1/15/11	75,000	73,615
Banking--7.5%
Bank of Scotland,
Bonds	7.00	11/29/49	60,000 a,b	60,856
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	395,000 a,b	369,367
Crestar Capital Trust I,
Gtd. Cap. Secs.	8.16	12/15/26	120,000	125,641
Glitnir Banki,
Sub. Notes	6.69	6/15/16	145,000 a,b	145,526
Greater Bay Bancorp,
Sr. Notes, Ser. B	5.25	3/31/08	100,000	99,183
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	120,000 a,b	113,732
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	110,000	115,687
Popular North America,
Notes	5.65	12/12/07	215,000 a	215,526
Resona Bank,
Notes	5.85	9/30/49	250,000 a,b	238,198
Shinsei Finance Cayman,
Bonds	6.42	1/29/49	110,000 a,b	106,743
Sovereign Bancorp,
Sr. Notes	4.80	9/1/10	145,000 b	140,141
Sovereign Bancorp,
Sr. Notes	5.51	3/1/09	35,000 a,b	35,076
Sumitomo Mitsui Banking,
Notes	5.63	7/29/49	265,000 a,b	251,871
USB Capital IX,
Gtd. Notes	6.19	4/15/42	175,000 a	173,719
Washington Mutual Preferred
Funding Delaware, Bonds	6.53	3/29/49	100,000 a,b,c	97,337
Washington Mutual,
Sub. Notes	4.63	4/1/14	160,000	145,881
Washington Mutual,
Notes	5.81	1/15/10	100,000 a	100,520
Wells Fargo Capital B,
Bonds	7.95	12/1/26	60,000 b	62,682
Wells Fargo Capital I,

Gtd. Cap. Secs.	7.96	12/15/26	115,000	120,217
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	155,000	171,135
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	100,000	100,312
				2,989,350
Building & Construction--.1%
Centex,
Notes	4.75	1/15/08	40,000	39,296
Chemicals--.8%
Chevron Phillips Chemical,
Notes	5.38	6/15/07	95,000	94,728
ICI North America,
Debs.	8.88	11/15/06	45,000	45,377
ICI Wilmington,
Gtd. Notes	4.38	12/1/08	100,000	97,076
ICI Wilmington,
Gtd. Notes	7.05	9/15/07	30,000	30,431
Lubrizol,
Sr. Notes	4.63	10/1/09	50,000	48,473
				316,085
Commercial & Professional Services--.6%
Erac USA Finance,
Notes	5.40	4/30/09	25,000 a,b	25,044
Erac USA Finance,
Gtd. Notes	7.35	6/15/08	110,000 b	113,293
RR Donnelley & Sons,
Notes	4.95	4/1/14	125,000	113,993
				252,330
Commercial Mortgage Pass-Through Ctfs.--10.2%
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	5.75	4/25/34	63,928 a,b	64,008
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	6.04	1/25/36	96,169 a,b	96,169
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18,
Cl. A2	4.56	2/13/42	85,000 a	82,779
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A3	4.57	7/11/42	110,000	105,418
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A4	4.68	8/13/39	200,000	189,462
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-T22,
Cl. A2	5.47	4/12/38	125,000 a	125,114
Bear Stearns Commercial Mortgage
Securities, Ser. 1999-WF2,
Cl. A1	6.80	7/15/31	29,773	29,956
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	4.42	2/15/17	175,000 b	180,026
Capco America Securitization,
Ser. 1998-D7, Cl. A1B	6.26	10/15/30	700,000	711,011
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	5.56	5/15/23	90,000 a,b	90,086
Crown Castle Towers,

Ser. 2005-1A, Cl. D	5.61	6/15/35	65,000 b	64,118
DLJ Commercial Mortgage,
Ser. 1998-CF2, Cl. A1B	6.24	11/12/31	270,000	273,502
DLJ Commercial Mortgage,
Ser. 1999-CG1, Cl. A1B	6.46	3/10/32	370,000	377,925
First Union-Lehman Brothers-Bank
of America Commercial Mortgage
Trust, Ser. 1998-C2, Cl. A2	6.56	11/18/35	251,977	255,242
Global Signal Trust,
Ser. 2006-1, Cl. C	5.71	2/15/36	45,000 b	44,575
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	45,000 b	45,044
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP7, Cl. ASB	5.88	4/15/45	60,000 a	61,014
JP Morgan Commercial Mortgage
Finance, Ser. 2000-C10, Cl. A2	7.37	8/15/32	280,131	294,995
LB Commercial Conduit Mortgage
Trust, Ser. 1999-C1, Cl. B	6.93	6/15/31	150,000	155,540
Mach One Trust Commercial
Mortgage-Backed, Ser. 2004-1A,
Cl. A1	3.89	5/28/40	198,434 b	194,314
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A2	5.09	10/12/52	45,000	44,282
Morgan Stanley Capital I,
Ser. 1998-WF1, Cl. A2	6.55	3/15/30	164,376	165,710
Washington Mutual Asset
Securities, Ser. 2003-C1A,
Cl. A	3.83	1/25/35	412,211 b	395,296
				4,045,586
Diversified Financial Services--8.4%
Ameriprise Financial,
Jr. Sub. Bonds	7.52	6/1/66	87,000 a	89,628
Amvescap,
Notes	4.50	12/15/09	120,000	115,699
Amvescap,
Notes	5.38	12/15/14	150,000	143,571
Amvescap,
Sr. Notes	5.90	1/15/07	130,000	130,141
Boeing Capital,
Sr. Notes	7.38	9/27/10	175,000	187,103
CIT Group Holdings,
Bonds	5.64	1/30/09	230,000 a,c	230,690
Fondo LatinoAmericano De Reservas,
Notes	3.00	8/1/06	145,000 b	145,000
Glencore Funding,
Gtd. Notes	6.00	4/15/14	90,000 b	83,835
Goldman Sachs Group,
Sr. Notes	5.00	1/15/11	160,000	156,215
HSBC Finance,
Notes	6.75	5/15/11	55,000 c	57,591
International Lease Finance,
Notes	4.75	1/13/12	145,000	138,706
Jefferies Group,
Sr. Notes	7.75	3/15/12	250,000	271,149
Kaupthing Bank,
Notes	7.13	5/19/16	250,000 b	253,141
Lehman Brothers Holdings,

Notes	5.50	4/4/16	185,000	179,163
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	110,000 c	110,448
Mizuho JGB Investment,
Bonds	9.87	12/29/49	105,000 a,b	112,719
MUFG Capital Finance I,
Gtd. Bonds	6.35	7/29/49	100,000	97,518
Pemex Finance,
Notes	9.03	2/15/11	104,500	111,230
Pemex Finance,
Bonds	9.69	8/15/09	65,000	71,073
Residential Capital,
Gtd. Notes	6.49	11/21/08	320,000 a	322,956
SLM,
Notes, Ser. A	5.63	7/27/09	195,000 a	195,269
Tokai Preferred Capital,
Bonds	9.98	12/29/49	105,000 a,b,c	112,827
				3,315,672
Diversified Metals & Mining--.5%
BHP Billiton Finance USA,
Gtd. Notes	5.00	12/15/10	120,000	117,770
Southern Copper,
Notes	7.50	7/27/35	100,000 b	99,449
				217,219
Electric Utilities--3.7%
Alabama Power,
Sr. Notes, Ser. X	3.13	5/1/08	140,000	134,663
Dominion Resources/VA,
Sr. Notes, Ser. D	5.79	9/28/07	245,000 a	245,259
Duke Energy,
Sr. Notes	5.63	11/30/12	50,000	49,710
FirstEnergy,
Notes, Ser. B	6.45	11/15/11	115,000	118,337
FPL Group Capital,
Gtd. Debs., Ser. B	5.55	2/16/08	90,000	90,009
National Grid,
Notes	6.30	8/1/16	72,000	72,615
NiSource Finance,
Gtd. Notes	3.20	11/1/06	40,000	39,756
NiSource Finance,
Gtd. Notes	5.76	11/23/09	45,000 a	45,105
NiSource Finance,
Gtd. Notes	7.88	11/15/10	110,000	118,094
Ohio Power,
Sr. Notes, Ser. G	6.60	2/15/33	20,000	20,391
Peco Energy,
First Mortgage Bonds	3.50	5/1/08	135,000	130,598
Pepco Holdings,
Notes	5.50	8/15/07	285,000	284,733
PP & L Capital Funding,
Gtd. Notes, Ser. D	8.38	6/15/07	60,000	61,367
Southern California Edison,
First Mortgage Bonds	5.00	1/15/14	70,000	66,877
				1,477,514
Environmental Control--.5%
Oakmont Asset Trust,
Notes	4.51	12/22/08	155,000 b	150,210
Republic Services,

Notes	6.09	3/15/35	35,000	33,541
				183,751
Finance--.5%
American Express,
Notes	6.80	9/1/66	35,000 a	35,419
John Deere Capital,
Notes	5.65	7/25/11	160,000	160,658
				196,077
Food & Beverages--1.2%
Coors Brewing,
Gtd. Notes	6.38	5/15/12	125,000	128,185
HJ Heinz,
Notes	6.43	12/1/20	150,000 b	152,613
Safeway,
Sr. Unscd. Notes	4.95	8/16/10	135,000	130,984
Tyson Foods,
Sr. Unscd. Notes	6.85	4/1/16	60,000	59,307
				471,089
Health Care--1.3%
Quest Diagnostics,
Gtd. Notes	5.13	11/1/10	70,000	68,663
Schering-Plough,
Sr. Notes	5.55	12/1/13	125,000	122,678
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	115,000	104,256
UnitedHealth Group,
Sr. Unscd. Notes	5.25	3/15/11	150,000	147,908
WellPoint,
Unscd. Notes	5.00	1/15/11	75,000	73,232
				516,737
Lodging & Entertainment--.3%
Carnival,
Gtd. Notes	3.75	11/15/07	140,000	136,819
Manufacturing--.8%
Tyco International Group,
Gtd. Notes	5.80	8/1/06	190,000	190,000
Tyco International Group,
Gtd. Notes	6.88	1/15/29	110,000	116,513
				306,513
Media--1.7%
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	95,000	97,731
Comcast,
Gtd. Notes	5.80	7/14/09	160,000 a	160,327
Comcast,
Sr. Unscd. Notes	6.50	11/15/35	120,000	115,217
Media General,
Gtd. Notes	6.95	9/1/06	55,000	55,018
Time Warner,
Gtd. Debs.	7.70	5/1/32	105,000	114,429
Univision Communications,
Gtd. Notes	2.88	10/15/06	135,000	134,082
				676,804
Oil & Gas--1.9%
BJ Services,
Sr. Unscd. Notes	5.44	6/1/08	255,000 a	255,152
Buckeye Partners,
Notes	5.30	10/15/14	145,000	137,185

Enbridge Energy Partners,
Sr. Unscd. Notes	6.30	12/15/34	130,000	120,256
Hess,
Unscd. Notes	6.65	8/15/11	115,000 c	119,391
ONEOK,
Notes	5.20	6/15/15	135,000	124,897
				756,881
Paper & Forest Products--.6%
International Paper,
Notes	5.85	10/30/12	65,000	65,161
Temple-Inland,
Bonds	6.63	1/15/18	120,000	121,806
Weyerhaeuser,
Notes	6.75	3/15/12	60,000	61,952
				248,919
Property-Casualty Insurance--1.9%
Aegon Funding,
Gtd. Notes	5.75	12/15/20	70,000	68,218
American International Group,
Notes	5.05	10/1/15	120,000 b	113,864
AON Capital Trust A,
Gtd. Notes	8.21	1/1/27	25,000	27,507
Assurant,
Sr. Notes	6.75	2/15/34	35,000	35,328
Chubb,
Sr. Notes	5.47	8/16/08	200,000	199,701
Hartford Financial Services Group,
Sr. Unscd. Notes	5.55	8/16/08	170,000	170,171
ING Groep,
Bonds	5.78	12/29/49	90,000 a	86,488
Prudential Financial,
Sr. Notes	4.10	11/15/06	45,000 a	44,837
				746,114
Real Estate Investment Trusts--5.6%
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	175,000	166,753
Arden Realty,
Notes	5.20	9/1/11	140,000	138,267
Arden Realty,
Notes	5.25	3/1/15	25,000	24,220
Boston Properties,
Sr. Notes	6.25	1/15/13	140,000	143,017
Brandywine Operating Partnership,
Gtd. Notes	5.96	4/1/09	75,000 a	75,107
Duke Realty,
Sr. Notes	5.25	1/15/10	300,000	294,866
EOP Operating,
Notes	6.11	10/1/10	45,000 a	45,464
EOP Operating,
Sr. Notes	7.00	7/15/11	135,000	141,422
ERP Operating,
Notes	5.13	3/15/16	75,000	70,371
Federal Realty Investment Trust,
Notes	6.00	7/15/12	20,000	20,215
Federal Realty Investment Trust,
Bonds	6.20	1/15/17	25,000	25,241
Healthcare Realty Trust,
Sr. Notes	5.13	4/1/14	200,000	186,696

HRPT Properties Trust,
Sr. Unscd. Notes	5.94	3/16/11	100,000 a	100,222
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	100,000	97,167
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	70,000	65,521
Mack-Cali Realty,
Notes	5.25	1/15/12	35,000	33,957
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	100,000	97,897
Regency Centers,
Gtd. Notes	5.25	8/1/15	105,000	99,412
Simon Property Group,
Notes	5.63	8/15/14	135,000	132,413
Simon Property Group,
Unscd. Notes	5.75	5/1/12	60,000	59,785
Socgen Real Estate,
Bonds	7.64	12/29/49	200,000 a,b	204,519
				2,222,532
Residential Mortgage Pass-Through Ctfs.--3.9%
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	89,903 a,b	89,748
Banc of America Mortgage
Securities, Ser. 2004-F,
Cl. 2A7	4.15	7/25/34	278,032 a	269,570
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. M6	6.03	4/25/36	121,484 a,b	121,484
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	115,000 a	110,399
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.74	5/25/36	69,444 a	69,608
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B1	6.06	6/25/36	40,992 a	40,459
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B2	6.06	6/25/36	99,980 a	98,680
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	190,000 a	182,310
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	105,000 a	101,525
Washington Mutual,
Ser. 2004-AR7, Cl. A6	3.94	7/25/34	150,000 a	144,818
Washington Mutual,
Ser. 2003-AR10, Cl. A6	4.06	10/25/33	125,000 a	121,537
Washington Mutual,
Ser. 2004-AR9, Cl. A7	4.19	8/25/34	195,000 a	187,852
				1,537,990
Retail--.7%
CVS,
Notes	4.00	9/15/09	60,000	57,274
Darden Restaurants,
Sr. Unscd. Notes	4.88	8/15/10	115,000	111,361
Yum! Brands,
Sr. Notes	8.88	4/15/11	90,000	100,897
				269,532
State/Government General Obligations--1.7%
Erie Tobacco Asset
Securitization/NY, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	60,000	59,062

Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	275,000	280,137
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.43	6/1/34	75,000 a	75,000
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	270,000	264,859
				679,058
Technology--.3%
Hewlett-Packard,
Sr. Unscd. Notes	5.34	5/22/09	100,000 a	100,128
Telecommunications--3.6%
Cisco Systems,
Sr. Unscd. Notes	5.27	2/20/09	135,000 a,c	135,281
Deutsche Telekom International
Finance, Gtd. Notes	5.63	3/23/09	235,000 a	235,324
France Telecom,
Notes	7.75	3/1/11	90,000	97,592
New Cingular Wireless Services,
Sr. Notes	7.88	3/1/11	170,000	184,618
Royal KPN,
Sr. Unsub. Bonds	8.38	10/1/30	190,000	207,153
Sprint Capital,
Gtd. Notes	8.75	3/15/32	89,000	108,715
Telefonica Emisones,
Gtd. Notes	5.98	6/20/11	185,000	186,009
Verizon Global Funding,
Sr. Notes	5.30	8/15/07	100,000 a	100,082
Verizon Wireless Capital,
Notes	5.38	12/15/06	170,000	169,978
				1,424,752
Transportation--.5%
FedEx,
Notes	3.50	4/1/09	70,000	66,594
Ryder System,
Notes	5.00	6/15/12	45,000	42,663
Union Pacific,
Notes	6.50	4/15/12	80,000	83,427
				192,684
U.S. Government Agencies/Mortgage-Backed--38.1%
Federal Home Loan Mortgage Corp.:
4.00%, 10/1/09			72,269	70,124
4.50%, 10/1/09			119,602	117,098
5.00%, 6/1/33			329,157	312,903
6.00%, 6/1/12 - 2/1/14			35,761	35,896
6.50%, 3/1/11 - 9/1/29			58,765	59,567
7.00%, 3/1/12			20,986	21,439
7.50%, 12/1/25 - 1/1/31			45,229	46,988
8.00%, 10/1/19 - 10/1/30			24,899	26,077
8.50%, 7/1/30			2,256	2,423
9.00%, 8/1/30			4,800	5,217
Federal National Mortgage Association:
5.00%			2,125,000 d	2,040,821
5.50%			2,850,000 d	2,791,166
6.00%			3,990,000 d	4,005,913
4.00%, 5/1/10			199,787	190,359

4.50%, 6/1/10 - 8/1/18	94,320	91,048
5.00%, 7/1/11 - 10/1/11	195,380	190,556
5.50%, 12/1/24 - 1/1/34	982,553	961,533
6.00%, 9/1/13 - 9/1/29	175,383	176,980
7.00%, 7/1/15 - 5/1/31	45,906	47,188
7.50%, 3/1/12 - 3/1/31	49,429	51,086
8.00%, 5/1/13 - 3/1/31	27,543	28,970
Grantor Trust,
Ser. 2001-T11, Cl. B,
5.50%, 9/25/11	210,000	211,343
Government National Mortgage Association I:
6.00%, 1/15/29	57,822	58,003
6.50%, 9/15/08 - 6/15/29	77,972	79,630
7.00%, 8/15/25 - 9/15/31	71,014	73,357
7.50%, 12/15/26 - 1/15/31	19,539	20,356
8.00%, 1/15/30 - 10/15/30	20,199	21,429
8.50%, 4/15/25	10,245	11,087
9.00%, 10/15/27	11,538	12,526
9.50%, 2/15/25	7,486	8,223
Ser. 2004-43, Cl. A, 2.82%,
12/16/19	258,653	246,483
Ser. 2004-23, Cl. B, 2.95%,
3/16/19	248,597	236,419
Ser. 2004-57, Cl. A, 3.02%,
1/16/19	150,156	143,626
Ser. 2004-97, Cl. AB,
3.08%, 4/16/22	244,132	233,434
Ser. 2003-64, Cl. A, 3.09%,
4/16/24	68,422	67,035
Ser. 2004-9, Cl. A, 3.36%,
8/16/22	232,328	221,792
Ser. 2004-25, Cl. AC,
3.38%, 1/16/23	322,207	308,729
Ser. 2004-77, Cl. A, 3.40%,
3/16/20	221,888	213,517
Ser. 2004-67, Cl. A, 3.65%,
9/16/17	175,623	170,478
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	116,792	113,160
Ser. 2005-9, Cl. A, 4.03%,
5/16/22	118,423	115,059
Ser. 2005-12, Cl. A, 4.04%,
5/16/21	85,958	83,533
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	123,653	120,364
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	331,795	323,044
Ser. 2006-9, Cl. A 4.20%,
8/16/26	288,177	278,674
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	98,770	95,669
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	33,781	32,971
Ser. 2006-5, Cl. A 4.24%,
7/16/29	271,403	262,930
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	64,666	63,219
		15,099,442

U.S. Government Securities--26.2%
U.S. Treasury Bonds:
4.50%, 2/15/36	690,000 e	630,002
7.25%, 5/15/16	310,000 c	362,988
U.S. Treasury Notes:
4.50%, 2/28/11	635,000 c	624,557
4.50%, 2/15/16	200,000 c	192,703
4.75%, 5/15/14	690,000 c	681,051
4.88%, 4/30/08	270,000	269,483
4.88%, 7/31/11	7,440,000 e	7,431,868
5.13%, 5/15/16	185,000 e	186,980
		10,379,632
Total Bonds and Notes
(cost $55,987,831)		55,314,791

	Face Amount
	Covered by
Options--.2%	Contracts ($)	Value ($)

Call Options--.1%
12-Month Euribor Interest Swap,
5.223%, March 2007 @ 4.488	870,000	1,020
U.S. Treasury Notes,
5.125%, 5/15/2016, August
2006 @ 99.28125	1,600,000	29,088
		30,108
Put Options--.1%
3-Month Capped USD Libor-BBA
Interest Rate, June 2007 @
5.75	7,900,000	2,841
6-Month Euribor Interest Swap,
3.405%, January 2007 @ 3.56	1,000,000	26,572
		29,413
Total Options
(cost $37,658)		59,521

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)

U.S. Treasury Bills
4.72%, 9/7/06
(cost $49,757)	50,000 f	49,754

Other Investment--3.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,180,000)	1,180,000 g	1,180,000

Investment of Cash Collateral
for Securities Loaned--6.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $2,466,495)	2,466,495 g	2,466,495

Total Investments (cost $59,721,741)	149.1%	59,070,561
Liabilities, Less Cash and Receivables	(49.1%)	(19,444,910)
Net Assets	100.0%	39,625,651

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to $4,572,911 or 11.5% of net assets.
c	All or a portion of these securities are on loan. At July 31, 2006, the total market value of the fund's securities on loan is $2,390,455 and the total market value of the collateral held by the fund is $2,466,495.
d	Purchased on a forward commitment basis.
e	Purchased on a delayed delivery basis.
f	Held by a broker as collateral for open financial futures positions.
g	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2006 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2006 ($)

Financial Futures Short
U.S. Treasury 2 Year Notes	12	(2,441,625)	September 2006	321
U.S. Treasury 10 Year Notes	13	(1,378,406)	September 2006	(8,772)
				(8,451)

STATEMENT OF OPTIONS WRITTEN
July 31, 2006 (Unaudited)

			Face Amount
			Covered by
			Contracts ($)	Value ($)

Call Options
U.S. Treasury Notes,
5.125%, 5/15/2016, August 2006 @ 100.3125			3,200,000	(31,936)
Put Options
12-Month Euribor Interest Swap
5.223%, March 2007 @ 5.973			870,000	(2,588)

Total Options
(Premiums received $16,382)				(34,524)

STATEMENT OF INVESTMENTS
Dreyfus Premier Small Cap Value Fund
July 31, 2006 (Unaudited)

Common Stocks--97.8%	Shares		Value ($)

Consumer Cyclical--6.5%
Albany International, Cl. A	78,500		2,820,505
Applebee's International	107,996		1,918,009
Carter's	115,600	a	2,521,236
Cato, Cl. A	160,000		3,891,200
Children's Place Retail Stores	52,300	a	2,919,386
Finish Line, Cl. A	303,000		3,726,900
GameStop, Cl. B	78,500	a	2,951,600
Genesco	61,900	a	1,675,633
Jack in the Box	83,400	a	3,289,296
Lone Star Steakhouse & Saloon	176,000		4,116,640
Longs Drug Stores	62,500		2,570,000
Monarch Casino & Resort	96,000	a	1,808,640
Payless Shoesource	181,500	a	4,697,220
Phillips-Van Heusen	53,800	b	1,911,514
Sonic Automotive	111,500		2,564,500
Stein Mart	109,000	b	1,405,010
Wolverine World Wide	102,000		2,594,880
			47,382,169
Consumer Goods--3.1%
American Axle & Manufacturing
Holdings	50,000		819,000
ArvinMeritor	119,800		1,971,908
Audiovox, Cl. A	231,400	a	2,899,442
Commercial Vehicle Group	82,000	a	1,476,820
Furniture Brands International	181,900	b	3,648,914
K2	220,000	a	2,314,400
Marvel Entertainment	129,900	a,b	2,296,632
Movado Group	103,100		2,322,843
Oakley	111,500		1,806,300
TRW Automotive Holdings	120,800	a	3,128,720
			22,684,979
Consumer Staples--3.1%
Casey's General Stores	214,000		4,842,820
Chiquita Brands International	306,900		4,124,736
Elizabeth Arden	115,700	a	1,953,016
Flowers Foods	123,800		3,525,824
Performance Food Group	120,800	a	3,366,696
Ralcorp Holdings	53,800	a	2,242,384
Tupperware Brands	123,800		2,136,788
			22,192,264
Financial--21.5%
1st Source	53,700		1,742,028
American Physicians Capital	23,444	a	1,086,395
Argonaut Group	145,000	a	4,228,200
Bancorp	66,200	a	1,642,422
BankUnited Financial, Cl. A	215,000		6,361,850
Berkshire Hills Bancorp	41,300		1,440,957
Boston Private Financial Holdings	123,600		3,106,068
Calamos Asset Management, Cl. A	104,000		2,809,040
Cardinal Financial	102,000		1,088,340
Centennial Bank Holdings	134,700	a	1,403,574

Chittenden	80,700	2,277,354
Citizens Banking	134,300	3,409,877
Columbia Banking System	86,700	2,707,641
Community Bancorp/NV	67,000 a	2,256,560
CompuCredit	99,200 a,b	3,240,864
Corus Bankshares	128,000 b	2,955,520
CVB Financial	137,500 b	2,047,375
Delphi Financial Group, Cl. A	74,250	2,828,183
Encore Capital Group	86,889 a	1,066,128
Endurance Specialty Holdings	98,900	3,002,604
First Charter	98,000	2,310,840
First Citizens Bancshares/NC, Cl. A	24,700	5,116,852
First Community Bancorp/CA	107,400	5,894,112
First Niagara Financial Group	325,700	4,764,991
First Republic Bank/San Francisco, CA	74,400	3,164,232
FirstFed Financial	50,000	2,822,500
FNB	156,600	2,590,164
Fremont General	165,000	2,928,750
Greater Bay Bancorp	186,500	5,341,360
Hanmi Financial	128,100	2,439,024
Investment Technology Group	74,700 a	3,761,892
Irwin Financial	119,900	2,353,637
Jefferies Group	107,400	2,790,252
KNBT Bancorp	132,100	2,101,711
Knight Capital Group, Cl. A	124,700 a	2,062,538
LandAmerica Financial Group	44,000	2,808,520
MainSource Financial Group	82,728	1,365,012
NewAlliance Bancshares	195,000	2,751,450
Odyssey Re Holdings	186,000 b	5,003,400
Ohio Casualty	157,100	4,072,032
Phoenix Cos.	186,000	2,529,600
Platinum Underwriters Holdings	195,000	5,516,550
PMA Capital, Cl. A	157,600 a	1,571,272
Provident Financial Services	185,700	3,350,028
Scottish Re Group	198,000	790,020
SeaBright Insurance Holdings	132,000 a	1,716,000
Simmons First National, Cl. A	42,000	1,208,340
Southwest Bancorp	66,300	1,750,983
Sterling Bancshares/TX	351,300	6,881,967
SVB Financial Group	43,000 a	1,927,260
Taylor Capital Group	37,200	1,174,404
Union Bankshares/VA	30,000	1,294,500
United Community Banks/GA	85,900	2,709,286
Universal American Financial	222,900 a	2,763,960
Whitney Holding	85,600	3,089,304
		155,417,723
Health Care--5.8%
Allied Healthcare International	239,600 a	649,316
Alpharma, Cl. A	144,500	3,262,810
Arena Pharmaceuticals	98,900 a	1,023,615
Chattem	66,000 a	2,239,380
CNS	107,900	2,451,488
Conmed	150,500 a	3,002,475
Haemonetics/Mass.	66,000 a,b	2,895,420
HealthTronics	540,400 a	3,550,428
Kindred Healthcare	175,000 a	4,625,250
Magellan Health Services	62,000 a	2,980,340
MGI Pharma	77,000 a	1,124,970

NBTY	136,500	a	4,030,845
Perrigo	134,200		2,125,728
Pharmion	124,000	a	2,135,280
PRA International	104,600	a	2,420,444
Seattle Genetics/WA	130,000	a	527,800
STERIS	129,000		2,988,930
			42,034,519
Industrial--13.4%
ABM Industries	150,700		2,486,550
Actuant, Cl. A	33,100		1,456,731
Armor Holdings	53,900	a	2,784,474
Belden CDT	70,100		2,274,745
Blount International	223,000	a	2,430,700
Builders FirstSource	96,000	a	1,667,520
Building Material Holding	174,400	b	3,737,392
Clarcor	111,000		3,155,730
Eagle Materials	37,300		1,341,308
EnPro Industries	214,900	a,b	6,722,072
Freightcar America	37,700		2,022,982
Gardner Denver	139,600	a	4,837,140
General Maritime	99,000		3,593,700
Genesee & Wyoming, Cl. A	123,950	a	3,261,125
Granite Construction	53,500		2,326,715
Healthcare Services Group	230,800		4,987,588
Hewitt Associates, Cl. A	98,900	a	2,222,283
LSI Industries	321,700		4,925,227
Metal Management	65,900		1,876,832
Moog, Cl. A	67,000	a	2,324,230
Old Dominion Freight Line	59,100	a	1,925,478
Orbital Sciences	295,200	a	5,287,032
Pacer International	136,000		4,059,600
Rofin-Sinar Technologies	64,500	a	3,472,035
Shaw Group	95,400	a	1,973,826
Spherion	274,200	a	2,083,920
Teledyne Technologies	102,000	a	3,892,320
Texas Industries	74,700		3,688,686
URS	90,700	a	3,591,720
USG	37,000	a	1,715,320
Washington Group International	58,100		3,137,400
Watts Water Technologies, Cl. A	62,000		1,806,060
			97,068,441
Information Services--5.1%
American Reprographics	53,800	a	1,720,524
Earthlink	430,200	a	3,101,742
eFunds	115,400	a	2,426,862
Entravision Communications, Cl. A	255,600	a	1,988,568
First Advantage, Cl. A	183,300	a	3,589,014
Gray Television	230,000		1,545,600
John H. Harland	48,500		1,906,535
Journal Communications, Cl. A	310,000		3,270,500
Kronos/MA	60,900	a	1,766,709
Lin TV, Cl. A	148,900	a	979,762
MAXIMUS	90,800		2,464,312
MPS Group	305,000	a	3,961,950
NeuStar, Cl. A	120,000	a,b	3,703,200
Perot Systems, Cl. A	153,100	a	2,039,292
Scholastic	90,700	a	2,607,625
			37,072,195

Materials--6.7%
Arch Chemicals	70,500	2,498,520
Commercial Metals	118,200	2,681,958
Georgia Gulf	74,000	1,884,040
Greif, Cl. A	53,000	3,668,130
HB Fuller	139,700	5,585,206
Mueller Industries	79,000	2,902,460
Quanex	82,600	2,997,554
Reliance Steel & Aluminum	99,200	3,556,320
Ryerson	118,100	3,194,605
Silgan Holdings	128,800	4,766,888
Steel Technologies	83,900	1,947,319
Superior Essex	113,500 a	3,484,450
Terra Industries	251,900 a	1,808,642
United Stationers	85,000 a	4,179,450
USEC	177,800	1,872,234
Westlake Chemical	48,500	1,328,900
		48,356,676
Oil & Gas Producers--5.1%
Basic Energy Services	82,900 a	2,238,300
Callon Petroleum	148,700 a	2,773,255
Chesapeake	90,489	1,289,468
Cimarex Energy	149,000	6,083,670
Dril-Quip	41,300 a	3,489,437
Edge Petroleum	128,100 a	2,714,439
Energy Partners	84,000 a	1,526,280
Giant Industries	32,300 a	2,306,543
RPC	107,500	2,472,500
Stone Energy	30,700 a	1,435,225
Swift Energy	60,900 a	2,923,200
Todco	71,700	2,732,487
Universal Compression Holdings	41,200 a	2,624,440
Westar Energy	102,500	2,367,750
		36,976,994
Real Estate Investment Trusts--10.4%
BioMed Realty Trust	173,300	5,166,073
Brandywine Realty Trust	153,600	4,859,904
Cedar Shopping Centers	200,180	3,034,729
CentraCore Properties Trust	70,000	1,803,200
Entertainment Properties Trust	91,600	3,899,412
Equity One	238,500	5,215,995
FelCor Lodging Trust	173,500	3,817,000
First Potomac Realty Trust	66,000	1,867,140
Health Care REIT	83,000	3,003,770
Highland Hospitality	419,000	5,593,650
Kite Realty Group Trust	337,400	5,206,082
Lexington Corporate Properties
Trust	252,000	5,019,840
National Retail Properties	198,900	4,145,076
Newcastle Investment	120,000	3,082,800
Omega Healthcare Investors	177,200	2,367,392
Parkway Properties/Md	89,000	4,046,830
Pennsylvania Real Estate
Investment Trust	142,000	5,591,960
Potlatch	48,543	1,680,073
Spirit Finance	225,400	2,501,940
Winston Hotels	264,000	3,247,200
		75,150,066

Technology--10.7%
Agilysys	132,200	2,071,574
Anixter International	70,900	3,908,717
Blackbaud	103,000	2,148,580
Brocade Communications Systems	359,400 a	2,249,844
Cabot Microelectronics	98,000 a	2,918,440
Checkpoint Systems	157,000 a	2,590,500
Coherent	108,300 a	3,472,098
CommScope	62,100 a	1,939,383
Comtech Telecommunications	70,200 a	1,948,752
Cymer	49,000 a	1,916,880
Digi International	222,200 a	2,779,722
Emulex	181,300 a	2,699,557
Entegris	226,600 a	2,141,370
ESCO Technologies	41,300 a	2,176,097
Filenet	112,500 a	3,579,750
Foundry Networks	128,000 a	1,326,080
Intergraph	130,100 a	4,622,453
Komag	62,000 a	2,375,220
Lawson Software	351,500 a	2,355,050
Mattson Technology	176,000 a	1,432,640
Methode Electronics	178,700	1,429,600
MTS Systems	70,200	2,587,572
Netgear	95,000 a,b	1,838,250
Omnivision Technologies	86,800 a	1,649,200
Palm	112,300 a	1,674,393
Polycom	169,500 a	3,762,900
Portalplayer	83,800 a	906,716
Premiere Global Services	135,200 a	991,016
Silicon Image	237,200 a	2,509,576
Skyworks Solutions	350,000 a	1,536,500
Solectron	445,500 a	1,345,410
Spectralink	166,000	1,323,020
TIBCO Software	235,400 a	1,873,784
TTM Technologies	202,285 a	2,233,226
Westell Technologies, Cl. A	546,000 a	1,244,880
		77,558,750
Telecommunications--1.4%
Brightpoint	94,800 a	1,390,716
Cincinnati Bell	796,500 a	3,193,965
Consolidated Communications
Holdings	127,900	2,146,162
Leap Wireless International	74,000 a	3,307,800
		10,038,643
Utilities--5.0%
Allete	124,500	5,779,290
Atmos Energy	107,500	3,092,775
Black Hills	54,000	1,934,820
Cleco	180,000	4,449,600
El Paso Electric	108,000 a	2,367,360
Great Plains Energy	118,000	3,460,940
IDACORP	49,800	1,856,544
New Jersey Resources	77,000	3,844,610
Northwest Natural Gas	64,000	2,430,080
Piedmont Natural Gas	95,000	2,445,300
Southwest Gas	53,900	1,774,927
WGL Holdings	90,000	2,702,700
		36,138,946

	Total Common Stocks
	(cost $708,815,843)		708,072,365

	Other Investment--2.3%

	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $16,379,000)	16,379,000 c	16,379,000

	Investment of Cash Collateral
	for Securities Loaned--1.4%

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Plus Fund
	(cost $10,182,637)	10,182,637 c	10,182,637

	Total Investments (cost $735,377,480)	101.5%	734,634,002
	Liabilities, Less Cash and Receivables	(1.5%)	(11,053,094)
	Net Assets	100.0%	723,580,908

a	Non-income producing security.
b		All or a portion of these securities are on loan. At July 31, 2006, the total market value of the fund's securities on
		loan is $9,929,397 and the total market value of the collateral held by the fund is $10,182,637.
c		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Strategic Income Fund
July 31, 2006 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--197.1%		Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Home Equity Loans--4.5%
Home Equity Mortgage Trust,
Ser. 2006-4, Cl. A1		5.67	11/25/36	300,000 a	300,000
IndyMac INDX Mortgage Loan Trust,
Ser. 2006-AR25, Cl. 4A2		6.22	9/25/36	150,000	150,938
Terwin Mortgage Trust,
Ser. 2006-9HGA, Cl. A1		5.45	10/25/36	225,000 a	224,910
					675,848
Cable Television--1.5%
Comcast,
Gtd. Bonds		5.80	7/14/09	225,000 a	225,459
Chemicals--.7%
RPM International,
Sr. Notes		4.45	10/15/09	115,000	110,109
Commercial Mortgage Pass-Through Ctfs.--.5%
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A		5.75	4/25/34	79,910 a,b	80,010
Diversified Financial Services--8.8%
American Express,
Notes		6.80	9/1/66	75,000 a	75,899
Chevy Chase Bank,
Sub. Notes		6.88	12/1/13	115,000	116,438
FCE Bank,
Notes	EUR	4.06	9/30/09	95,000 a,c	112,158
Ford Motor Credit,
Notes		6.32	9/28/07	350,000 a	345,262
General Motors Acceptance,
Notes		6.41	1/16/07	340,000 a	339,377
Glitnir Banki,
Notes		5.67	10/15/08	100,000 a,b	99,353
ST. George Funding,
Bonds		8.49	12/29/49	225,000 a,b	241,566
					1,330,053
Electric Utilities--1.9%
National Grid,
Notes		6.30	8/1/16	35,000	35,299
Sierra Pacific Power,
Mortgage Notes		6.25	4/15/12	80,000	80,175
TXU,
Sr. Notes, Ser. O		4.80	11/15/09	175,000	168,811
					284,285
Food & Beverages--.2%
Stater Brothers Holdings,
Sr. Notes		8.13	6/15/12	30,000	29,925
Foreign Government--6.8%
Federal Republic of Brazil,
Bonds	BRL	12.50	1/5/16	1,010,000 c	466,582
Mexican Bonos,
Bonds, Ser. M	MXN	9.00	12/22/11	3,150,000 c	298,493
Republic of Argentina,
Bonds		4.89	8/3/12	375,000 a	262,500

				1,027,575
Health Care--.5%
Coventry Health Care,
Sr. Notes	5.88	1/15/12	80,000	78,443
Lodging & Entertainment--1.2%
Mohegan Tribal Gaming Authority,
Sr. Notes	6.13	2/15/13	120,000	114,600
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	75,000	72,750
				187,350
Oil & Gas--1.8%
Chesapeake Energy,
Sr. Unscd. Notes	7.63	7/15/13	75,000	76,594
Enterprise Products Operating,
Sr. Notes, Ser. B	4.63	10/15/09	200,000	193,064
				269,658
Packaging & Containers--.5%
Crown Americas/Capital,
Sr. Notes	7.63	11/15/13	80,000 b	79,400
Residential Mortgage Pass-Through Ctfs.--3.9%
Countrywide Home Loan Mortgage
Pass Through Trust,
Ser. 2005-31, Cl. 2A1	5.53	1/25/36	221,005 a	219,451
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR1, Cl. 1A1	4.55	2/25/35	375,737 a	366,603
				586,054
Technology--.9%
Freescale Semiconductor,
Sr. Notes	6.88	7/15/11	135,000	137,700
Telecommunications--5.2%
Deutsche Telekom International
Finance, Gtd. Bonds	8.00	6/15/10	420,000	453,630
PanAmSat,
Gtd. Notes	9.00	6/15/16	115,000 b	118,019
Qwest,
Sr. Notes	8.58	6/15/13	50,000 a	53,750
Windstream,
Sr. Notes	8.13	8/1/13	150,000 b	156,750
				782,149
U.S. Government Agencies--46.4%
Federal National Mortgage
Association, Notes, Ser. 1	4.25	9/15/07	3,800,000	3,754,959
Federal National Mortgage
Association, Notes	4.84	6/22/07	3,275,000	3,259,319
				7,014,278
U.S. Government Agencies/Mortgage-Backed--4.0%
Federal National Mortgage Association
6.00%			600,000 d	605,063
U.S. Government Securities--107.8%
U.S. Treasury Notes
4.25%, 1/15/11			2,700,000	2,629,338
4.88%, 7/31/11			7,075,000 e	7,067,267
5.00%, 7/31/08			6,050,000 e	6,055,675
5.13%, 5/15/16			550,000 e	555,887
				16,308,167
Total Bonds and Notes
(cost $29,789,182)				29,811,526

	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Put Options
3-Month Capped USD Libor-BBA
Interest Rate, June 2007 @
5.75
(cost $7,200)	9,000,000	3,236

Other Investment--.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $89,000)	89,000 f	89,000

Total Investments (cost $29,885,382)	197.7%	29,903,762
Liabilities, Less Cash and Receivables	(97.7%)	(14,775,005)
Net Assets	100.0%	15,128,757

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to $775,098 or 5.1% of net assets.
c Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real EUR--Euro MXN--Mexican New Peso
d Purchased on a forward commitment basis.
e Purchased on a delayed delivery basis.
f Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF OPTIONS WRITTEN
July 31, 2006 (Unaudited)

	Contracts	Value ($)

Call Options
September 2006 10 Year Future
August 2006 @ 107	26	(2,844)
Put Options
September 2006 10 Year Future
August 2006 @ 103	26	(406)
Total Options
(premiums received $4,296)		(3,250)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 15, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)